UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        James Mikolaichik            290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:     October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:   SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 99.7%

Consumer Discretionary - 21.7%
Diversified Consumer Services - 1.0%
Houghton Mifflin Harcourt Co.*	71,440	$1,274,490

Hotels, Restaurants & Leisure - 2.4%
Yum! Brands, Inc.	40,430	2,925,919

Internet & Catalog Retail - 4.4%
The Priceline Group, Inc.*	3,460	3,684,796
TripAdvisor, Inc.*	27,520	1,837,235

		5,522,031

Media - 12.4%
AMC Networks, Inc. - Class A*	28,520	2,075,971
Discovery Communications, Inc. - Class A*	95,480	2,634,293
Sinclair Broadcast Group, Inc. - Class A	44,160	1,457,280
TEGNA, Inc.	45,260	1,086,693
Time Warner, Inc.	43,790	3,084,568
Tribune Media Co. - Class A	77,610	2,557,250
Twenty-First Century Fox, Inc. - Class A	97,670	2,634,160

		15,530,215

Multiline Retail - 1.5%
Dollar General Corp.	25,370	1,904,272

Total Consumer Discretionary		27,156,927

Consumer Staples - 2.6%
Beverages - 1.6%
The Coca-Cola Co.	44,740	1,920,241

Food & Staples Retailing - 1.0%
Sprouts Farmers Market, Inc.*	55,150	1,257,420

Total Consumer Staples		3,177,661

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Range Resources Corp.	71,190	2,104,376

Financials - 9.2%
Capital Markets - 2.6%
BlackRock, Inc.	10,420	3,274,589

Consumer Finance - 3.3%
SLM Corp.*	302,170	1,933,888
Synchrony Financial*	76,620	2,177,540

		4,111,428

Real Estate Investment Trusts (REITS) - 1.8%
Weyerhaeuser Co.	88,810	2,274,424

1

Investment Portfolio - January 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development - 1.5%
Realogy Holdings Corp.*	56,660	$1,858,448

Total Financials		11,518,889

Health Care - 17.0%
Health Care Equipment & Supplies - 5.5%
Alere, Inc.*	48,200	1,793,040
The Cooper Companies, Inc.	14,960	1,962,004
Intuitive Surgical, Inc.*	5,740	3,104,479

		6,859,523

Health Care Providers & Services - 5.4%
DaVita HealthCare Partners, Inc.*	56,330	3,780,870
Express Scripts Holding Co.*	42,420	3,048,725

		6,829,595

Health Care Technology - 2.6%
Cerner Corp.*	55,230	3,203,892

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	14,040	1,854,122

Pharmaceuticals - 2.0%
Johnson & Johnson	24,470	2,555,647

Total Health Care		21,302,779

Industrials - 7.7%
Building Products - 1.0%
Masco Corp.	48,980	1,292,582

Industrial Conglomerates - 2.6%
Danaher Corp.	37,300	3,232,045

Machinery - 2.1%
Flowserve Corp.	67,350	2,602,404

Road & Rail - 2.0%
Union Pacific Corp.	35,460	2,553,120

Total Industrials		9,680,151

Information Technology - 33.3%
Communications Equipment - 1.9%
QUALCOMM, Inc.	52,460	2,378,536

Electronic Equipment, Instruments & Components - 2.3%
FLIR Systems, Inc.	96,380	2,818,151

Internet Software & Services - 9.0%
Alphabet, Inc. - Class A*	4,110	3,129,149
Alphabet, Inc. - Class C*	4,230	3,142,679
eBay, Inc.*	48,120	1,128,895

2

Investment Portfolio - January 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Facebook, Inc. - Class A*	34,900	$3,916,129

		11,316,852

IT Services - 11.2%
EVERTEC, Inc.	133,390	1,832,779
MasterCard, Inc. - Class A	39,960	3,557,639
PayPal Holdings, Inc.*	77,160	2,788,562
VeriFone Systems, Inc.*	95,300	2,229,067
Visa, Inc. - Class A	48,060	3,579,989

		13,988,036

Software - 5.8%
ANSYS, Inc.*	14,550	1,283,165
Aspen Technology, Inc.*	74,450	2,415,158
Autodesk, Inc.*	26,140	1,223,875
Electronic Arts, Inc.*	35,800	2,310,711

		7,232,909

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	39,530	3,847,850

Total Information Technology		41,582,334

Materials - 6.5%
Chemicals - 3.4%
Ashland, Inc.	13,130	1,244,199
Monsanto Co.	32,730	2,965,338

		4,209,537

Metals & Mining - 3.1%
Alcoa, Inc.	538,760	3,927,560

Total Materials		8,137,097

TOTAL COMMON STOCKS (Identified Cost $136,349,019)		124,660,214

3

Investment Portfolio - January 31, 2016

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.29% (Identified Cost $4,877,240)	4,877,240	$4,877,240

TOTAL INVESTMENTS - 103.6% (Identified Cost $141,226,259)		129,537,454
LIABILITIES, LESS OTHER ASSETS - (3.6%)		(4,456,848)

NET ASSETS - 100%		$125,080,606

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$142,644,349
Unrealized appreciation	7,037,098
Unrealized depreciation	(20,143,993)

Net unrealized depreciation	$(13,106,895)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - January 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$27,156,927	$27,156,927	$—	$—
Consumer Staples	3,177,661	3,177,661	—	—
Energy	2,104,376	2,104,376	—	—
Financials	11,518,889	11,518,889	—	—
Health Care	21,302,779	21,302,779	—	—
Industrials	9,680,151	9,680,151	—	—
Information Technology	41,582,334	41,582,334	—	—
Materials	8,137,097	8,137,097	—	—
Mutual fund	4,877,240	4,877,240	—	—

Total assets	$129,537,454	$129,537,454	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Consumer Discretionary - 11.4%
Auto Components - 0.5%
Johnson Controls, Inc.	20,776	$745,235

Automobiles - 0.3%
Harley-Davidson, Inc.	11,704	468,160

Distributors - 0.4%
Genuine Parts Co.	7,380	635,935

Hotels, Restaurants & Leisure - 3.0%
McDonald’s Corp.	30,059	3,720,703
Yum! Brands, Inc.	13,263	959,843

		4,680,546

Media - 2.1%
Omnicom Group, Inc.	10,448	766,361
Pearson plc - ADR (United Kingdom)	36,120	405,628
Thomson Reuters Corp.	26,542	992,671
WPP plc - ADR (United Kingdom)	10,374	1,128,691

		3,293,351

Multiline Retail - 1.1%
Kohl’s Corp.	9,266	460,983
Target Corp.	16,990	1,230,416

		1,691,399

Specialty Retail - 4.0%
Best Buy Co., Inc.	16,600	463,638
The Gap, Inc.	17,848	441,203
The Home Depot, Inc.	33,815	4,252,574
L Brands, Inc.	10,276	988,037

		6,145,452

Total Consumer Discretionary		17,660,078

Consumer Staples - 19.3%
Beverages - 5.0%
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	10,256	719,356
Diageo plc - ADR (United Kingdom)	16,574	1,784,523
Dr. Pepper Snapple Group, Inc.	8,903	835,458
PepsiCo, Inc.	43,986	4,367,810

		7,707,147

Food & Staples Retailing - 3.7%
Sysco Corp.	22,893	911,370
Wal-Mart Stores, Inc.	72,592	4,817,205

		5,728,575

1

Investment Portfolio - January 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 3.2%
Archer-Daniels-Midland Co.	26,493	$936,528
Campbell Soup Co.	12,222	689,443
ConAgra Foods, Inc.	18,733	780,042
General Mills, Inc.	21,271	1,202,024
The Hershey Co.	7,554	665,583
The J.M. Smucker Co.	5,441	698,189

		4,971,809

Household Products - 5.2%
The Clorox Co.	5,669	731,584
Colgate-Palmolive Co.	25,833	1,744,502
The Procter & Gamble Co.	67,334	5,500,514

		7,976,600

Personal Products - 2.2%
Unilever plc - ADR (United Kingdom)	75,303	3,333,664

Total Consumer Staples		29,717,795

Energy - 3.6%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	12,354	401,999
Schlumberger Ltd.	28,024	2,025,294
Tenaris S.A. - ADR (Luxembourg)	23,967	499,472

		2,926,765

Oil, Gas & Consumable Fuels - 1.7%
CNOOC Ltd. - ADR (China)	12,936	1,313,910
Ultrapar Participacoes S.A. - ADR (Brazil)	27,135	405,668
Valero Energy Corp.	13,642	925,883

		2,645,461

Total Energy		5,572,226

Financials - 8.0%
Banks - 8.0%
BB&T Corp.	24,921	813,920
Fifth Third Bancorp	32,801	518,256
JPMorgan Chase & Co.	61,528	3,660,916
M&T Bank Corp.	5,383	593,099
The PNC Financial Services Group, Inc.	13,597	1,178,180
U.S. Bancorp	40,870	1,637,252
Wells Fargo & Co.	79,254	3,980,928

Total Financials		12,382,551

2

Investment Portfolio - January 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 12.8%
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	18,846	$689,764

Pharmaceuticals - 12.3%
Johnson & Johnson	63,357	6,617,005
Merck & Co., Inc.	72,131	3,654,878
Pfizer, Inc.	154,578	4,713,083
Sanofi - ADR (France)	58,970	2,455,511
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	25,517	1,568,785

		19,009,262

Total Health Care		19,699,026

Industrials - 17.0%
Aerospace & Defense - 5.6%
The Boeing Co.	19,339	2,323,194
General Dynamics Corp.	11,303	1,512,002
Lockheed Martin Corp.	8,653	1,825,783
Raytheon Co.	9,821	1,259,445
United Technologies Corp.	18,823	1,650,589

		8,571,013

Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	21,518	2,005,478

Commercial Services & Supplies - 0.6%
Waste Management, Inc.	18,111	958,977

Electrical Equipment - 2.5%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	71,921	1,244,233
Eaton Corp. plc	16,010	808,665
Emerson Electric Co.	25,697	1,181,548
Rockwell Automation, Inc.	6,088	581,830

		3,816,276

Industrial Conglomerates - 2.1%
3M Co.	21,945	3,313,695

Machinery - 3.4%
Caterpillar, Inc.	19,794	1,231,979
Cummins, Inc.	6,366	572,240
Deere & Co.	13,146	1,012,373
Illinois Tool Works, Inc.	13,694	1,233,419
Parker-Hannifin Corp.	5,332	518,057
Stanley Black & Decker, Inc.	7,347	693,116

		5,261,184

Road & Rail - 1.5%
Norfolk Southern Corp.	11,136	785,088

3

Investment Portfolio - January 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Union Pacific Corp.	21,671	$1,560,312

		2,345,400

Total Industrials		26,272,023

Information Technology - 18.7%
Communications Equipment - 3.6%
Cisco Systems, Inc.	111,457	2,651,562
QUALCOMM, Inc.	40,975	1,857,807
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	113,070	1,006,323

		5,515,692

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	39,529	735,635

IT Services - 4.2%
Accenture plc - Class A	17,864	1,885,367
Automatic Data Processing, Inc.	15,755	1,309,083
International Business Machines Corp.	16,651	2,077,878
Paychex, Inc.	16,206	775,619
Xerox Corp.	51,408	501,228

		6,549,175

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	113,444	3,519,033
Texas Instruments, Inc.	30,169	1,596,845

		5,115,878

Software - 5.0%
CA, Inc.	19,588	562,763
Microsoft Corp.	117,574	6,477,152
Symantec Corp.	33,405	662,755

		7,702,670

Technology Hardware, Storage & Peripherals - 2.1%
Canon, Inc. - ADR (Japan)	43,267	1,211,909
Hewlett Packard Enterprise Co.	51,430	707,677
HP, Inc.	49,632	481,927
Seagate Technology plc	15,030	436,621
Western Digital Corp.	7,404	355,244

		3,193,378

Total Information Technology		28,812,428

Materials - 5.1%
Chemicals - 3.9%
The Dow Chemical Co.	33,364	1,401,288

4

Investment Portfolio - January 31, 2016

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	24,474	$1,291,248
LyondellBasell Industries N.V. - Class A	14,216	1,108,422
Praxair, Inc.	9,109	910,900
Syngenta AG - ADR (Switzerland)	17,322	1,279,749

		5,991,607

Construction Materials - 0.5%
CRH plc - ADR (Ireland)	26,679	718,199

Metals & Mining - 0.3%
Nucor Corp.	13,546	529,242

Paper & Forest Products - 0.4%
International Paper Co.	20,007	684,439

Total Materials		7,923,487

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 0.6%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	19,784	969,416

Wireless Telecommunication Services - 1.9%
NTT DOCOMO, Inc. - ADR (Japan)	103,644	2,337,172
SK Telecom Co. Ltd. - ADR (South Korea)	30,746	606,004

		2,943,176

Total Telecommunication Services		3,912,592

Utilities - 0.4%
Electric Utilities - 0.4%
Enersis S.A. - ADR (Chile)	51,988	612,939

TOTAL COMMON STOCKS
(Identified Cost $147,837,201)		152,565,145

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.29%
(Identified Cost $1,664,513)	1,664,513	1,664,513

TOTAL INVESTMENTS - 99.9%
(Identified Cost $149,501,714)		154,229,658
OTHER ASSETS, LESS LIABILITIES - 0.1%		204,503

NET ASSETS - 100%		$154,434,161

ADR - American Depositary Receipt

1Rate shown is the current yield as of January 31, 2016.

5

Investment Portfolio - January 31, 2016

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$149,663,532
Unrealized appreciation	19,337,887
Unrealized depreciation	(14,771,761)

Net unrealized appreciation	$4,566,126

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$17,660,078	$17,660,078	$—	$—
Consumer Staples	29,717,795	29,717,795	—	—
Energy	5,572,226	5,572,226	—	—
Financials	12,382,551	12,382,551	—	—
Health Care	19,699,026	19,699,026	—	—
Industrials	26,272,023	26,272,023	—	—
Information Technology	28,812,428	28,812,428	—	—
Materials	7,923,487	7,923,487	—	—
Telecommunication Services	3,912,592	3,912,592	—	—
Utilities	612,939	612,939	—	—
Mutual fund	1,664,513	1,664,513	—	—

Total assets	$154,229,658	$154,229,658	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 100.5%

Consumer Discretionary - 22.1%
Hotels, Restaurants & Leisure - 1.8%
Yum! Brands, Inc.	4,100	$296,717

Internet & Catalog Retail - 3.3%
The Priceline Group, Inc.*	340	362,090
TripAdvisor, Inc.*	2,590	172,908

		534,998

Media - 13.5%
AMC Networks, Inc. - Class A*	3,760	273,690
Discovery Communications, Inc. - Class A*	13,140	362,533
Liberty Global plc - Class A - ADR (United Kingdom)*	4,920	169,297
Sinclair Broadcast Group, Inc. - Class A	5,040	166,320
TEGNA, Inc.	4,930	118,369
Time Warner, Inc.	5,880	414,187
Tribune Media Co. - Class A	9,990	329,170
Twenty-First Century Fox, Inc. - Class A	13,690	369,219

		2,202,785

Multiline Retail - 1.9%
Dollar General Corp.	4,060	304,744

Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc.*	4,220	261,935

Total Consumer Discretionary		3,601,179

Consumer Staples - 8.6%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	2,510	315,672
The Coca-Cola Co.	5,210	223,613
Diageo plc (United Kingdom)[1]	10,300	277,293

		816,578

Food Products - 1.2%
Nestle S.A. (Switzerland)[1]	2,550	187,865

Personal Products - 2.4%
Beiersdorf AG (Germany)[1]	2,090	192,893
Unilever plc - ADR (United Kingdom)	4,650	205,855

		398,748

Total Consumer Staples		1,403,191

Energy - 3.1%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	3,360	242,827

1

Investment Portfolio - January 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.6%
Range Resources Corp.	8,750	$258,650

Total Energy		501,477

Financials - 4.1%
Consumer Finance - 2.0%
SLM Corp.*	27,870	178,368
Synchrony Financial*	4,960	140,963

		319,331

Real Estate Investment Trusts (REITS) - 1.5%
Weyerhaeuser Co.	9,880	253,027

Real Estate Management & Development - 0.6%
Realogy Holdings Corp.*	3,120	102,336

Total Financials		674,694

Health Care - 23.3%
Health Care Equipment & Supplies - 6.6%
Alere, Inc.*	5,920	220,224
The Cooper Companies, Inc.	680	89,182
Intuitive Surgical, Inc.*	790	427,272
Medtronic plc	4,490	340,881

		1,077,559

Health Care Providers & Services - 5.3%
DaVita HealthCare Partners, Inc.*	4,730	317,478
Express Scripts Holding Co.*	4,550	327,009
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,500	222,026

		866,513

Health Care Technology - 2.2%
Cerner Corp.*	6,170	357,922

Life Sciences Tools & Services - 3.0%
QIAGEN N.V.*	9,240	209,840
Thermo Fisher Scientific, Inc.	2,130	281,288

		491,128

Pharmaceuticals - 6.2%
Eli Lilly & Co.	6,210	491,211
Johnson & Johnson	3,320	346,741
Novartis AG - ADR (Switzerland)	2,320	180,890

		1,018,842

Total Health Care		3,811,964

2

Investment Portfolio - January 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 3.6%
Building Products - 1.5%
Masco Corp.	9,280	$244,899

Industrial Conglomerates - 1.8%
Danaher Corp.	3,430	297,210

Road & Rail - 0.3%
Union Pacific Corp.	710	51,120

Total Industrials		593,229

Information Technology - 30.4%
Communications Equipment - 2.6%
Juniper Networks, Inc.	6,110	144,196
QUALCOMM, Inc.	6,130	277,934

		422,130

Electronic Equipment, Instruments & Components - 1.6%
FLIR Systems, Inc.	8,840	258,482

Internet Software & Services - 11.6%
Alphabet, Inc. - Class A*	760	578,626
Alphabet, Inc. - Class C*	772	573,557
eBay, Inc.*	5,870	137,710
Facebook, Inc. - Class A*	5,400	605,934

		1,895,827

IT Services - 6.7%
MasterCard, Inc. - Class A	4,650	413,990
PayPal Holdings, Inc.*	8,280	299,239
VeriFone Systems, Inc.*	7,080	165,601
Visa, Inc. - Class A	3,020	224,960

		1,103,790

Software - 5.5%
ANSYS, Inc.*	1,630	143,750
Aspen Technology, Inc.*	3,770	122,299
Autodesk, Inc.*	5,540	259,383
Electronic Arts, Inc.*	3,660	236,235
ServiceNow, Inc.*	2,190	136,240

		897,907

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	3,990	388,387

Total Information Technology		4,966,523

Materials - 5.3%
Chemicals - 3.9%
Ashland, Inc.	1,910	180,992

3

Investment Portfolio - January 31, 2016

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Monsanto Co.	4,990	$452,094

		633,086

Metals & Mining - 1.4%
Alcoa, Inc.	32,680	238,237

Total Materials		871,323

TOTAL COMMON STOCKS (Identified Cost $14,588,922)		16,423,580

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29% (Identified Cost $402,572)	402,572	402,572

TOTAL INVESTMENTS - 103.0%
(Identified Cost $14,991,494)		16,826,152
LIABILITIES, LESS OTHER ASSETS - (3.0%)		(489,402)

NET ASSETS - 100%		$16,336,750

ADR - American Depositary Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$14,992,908
Unrealized appreciation	2,729,156
Unrealized depreciation	(895,912)

Net unrealized appreciation	$1,833,244

4

Investment Portfolio - January 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,601,179	$3,601,179	$—	$—
Consumer Staples	1,403,191	429,468	973,723	—
Energy	501,477	501,477	—	—
Financials	674,694	674,694	—	—
Health Care	3,811,964	3,589,938	222,026	—
Industrials	593,229	593,229	—	—
Information Technology	4,966,523	4,966,523	—	—
Materials	871,323	871,323	—	—
Mutual fund	402,572	402,572	—	—

Total assets	$16,826,152	$15,630,403	$1,195,749	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%

Consumer Discretionary - 16.9%
Diversified Consumer Services - 2.1%
Kroton Educacional S.A. (Brazil)	12,403,590	$26,358,947

Hotels, Restaurants & Leisure - 2.9%
Accor S.A. (France)[1]	934,290	35,482,545

Media - 6.3%
ITV plc (United Kingdom)[1]	7,993,170	30,557,042
Liberty Global plc - Class A - ADR (United Kingdom)*	1,070,580	36,838,658
Modern Times Group AB - Class B (Sweden)[1]	383,685	10,176,403

		77,572,103

Specialty Retail - 2.1%
Kingfisher plc (United Kingdom)[1]	5,409,729	25,315,558

Textiles, Apparel & Luxury Goods - 3.5%
lululemon athletica, Inc. (United States)*	686,040	42,582,503

Total Consumer Discretionary		207,311,656

Consumer Staples - 30.9%
Beverages - 12.2%
AMBEV S.A. - ADR (Brazil)	7,671,645	35,826,582
Anheuser-Busch InBev N.V. (Belgium)[1]	323,380	40,670,166
Diageo plc (United Kingdom)[1]	1,571,480	42,306,882
Remy Cointreau S.A. (France)[1]	102,348	7,350,857
SABMiller plc (United Kingdom)[1]	385,070	23,059,216

		149,213,703

Food & Staples Retailing - 3.7%
Carrefour S.A. (France)[1]	450,345	12,817,113
Tesco plc (United Kingdom)*[1]	12,882,400	32,053,166

		44,870,279

Food Products - 5.2%
Danone S.A. (France)[1]	477,930	32,917,443
Nestle S.A. (Switzerland)[1]	424,040	31,240,056

		64,157,499

Personal Products - 4.8%
Beiersdorf AG (Germany)[1]	154,980	14,303,644
Unilever plc - ADR (United Kingdom)	998,160	44,188,543

		58,492,187

Tobacco - 5.0%
Japan Tobacco, Inc. (Japan)[1]	1,194,900	46,796,765
Swedish Match AB (Sweden)[1]	415,840	14,792,586

		61,589,351

Total Consumer Staples		378,323,019

1

Investment Portfolio - January 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 6.8%
Energy Equipment & Services - 3.4%
Schlumberger Ltd. (United States)	585,320	$42,301,077

Oil, Gas & Consumable Fuels - 3.4%
Cameco Corp. (Canada)	3,223,750	39,136,325
Whitehaven Coal Ltd. (Australia)*[1]	7,626,139	2,267,499

		41,403,824

Total Energy		83,704,901

Health Care - 14.0%
Health Care Equipment & Supplies - 5.0%
Medtronic plc (United States)	597,050	45,328,036
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	24,543,200	15,825,572

		61,153,608

Health Care Providers & Services - 4.1%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	567,780	50,424,698

Life Sciences Tools & Services - 1.8%
QIAGEN N.V. (United States)*	435,203	9,883,460
QIAGEN N.V. (United States)*[1]	525,276	11,999,623

		21,883,083

Pharmaceuticals - 3.1%
Novartis AG - ADR (Switzerland)	479,240	37,366,343

Total Health Care		170,827,732

Industrials - 7.0%
Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)	148,697	11,650,410

Commercial Services & Supplies - 1.6%
Aggreko plc (United Kingdom)[1]	1,571,313	19,180,685

Machinery - 2.0%
Sulzer AG (Switzerland)[1]	145,715	13,289,488
The Weir Group plc (United Kingdom)[1]	869,790	10,769,315

		24,058,803

Marine - 0.4%
D/S Norden A/S (Denmark)*[1]	171,914	2,292,019
Diana Shipping, Inc. (Greece)*	440,791	1,101,977
Pacific Basin Shipping Ltd. (Hong Kong)[1]	9,243,889	1,687,766
Star Bulk Carriers Corp. (Greece)*	1,017,572	427,075

		5,508,837

Trading Companies & Distributors - 2.0%
Brenntag AG (Germany)[1]	503,499	24,705,407

Total Industrials		85,104,142

2

Investment Portfolio - January 31, 2016

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 14.4%
Internet Software & Services - 8.9%
Alibaba Group Holding Ltd. - ADR (China)*	556,330	$37,290,800
Baidu, Inc. - ADR (China)*	232,670	37,988,031
Tencent Holdings Ltd. - Class H (China)[1]	1,801,100	33,836,726

		109,115,557

IT Services - 3.8%
Amdocs Ltd. - ADR (United States)	847,374	46,385,253

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd. (South Korea)[1]	22,140	21,419,405

Total Information Technology		176,920,215

Materials - 5.0%
Chemicals - 1.5%
Potash Corp. of Saskatchewan, Inc. (Canada)	363,677	5,927,935
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	742,888	12,057,072

		17,985,007

Metals & Mining - 3.5%
Alumina Ltd. (Australia)[1]	17,754,648	13,289,629
Norsk Hydro ASA (Norway)[1]	3,787,264	12,590,453
ThyssenKrupp AG (Germany)[1]	1,143,150	17,663,009

		43,543,091

Total Materials		61,528,098

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 0.1%
Telesites S.A.B. de C.V. (Mexico)*	2,830,010	1,716,316

Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,830,010	40,016,341

Total Telecommunication Services		41,732,657

TOTAL COMMON STOCKS
(Identified Cost $1,383,162,041)		1,205,452,420

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29%
(Identified Cost $21,512,879)	21,512,879	21,512,879

TOTAL INVESTMENTS - 100.2%
(Identified Cost $1,404,674,920)		1,226,965,299
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(2,050,664)

NET ASSETS - 100%		$1,224,914,635

3

Investment Portfolio - January 31, 2016

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 21.6%; United States - 16.2%; China - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,440,806,615
Unrealized appreciation	45,541,540
Unrealized depreciation	(259,382,856)

Net unrealized depreciation	$(213,841,316)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$207,311,656	$105,780,108	$101,531,548	$—
Consumer Staples	378,323,019	80,015,125	298,307,894	—
Energy	83,704,901	81,437,402	2,267,499	—
Health Care	170,827,732	92,577,839	78,249,893	—
Industrials	85,104,142	13,179,462	71,924,680	—
Information Technology	176,920,215	121,664,084	55,256,131	—
Materials	61,528,098	17,985,007	43,543,091	—
Telecommunication Services	41,732,657	41,732,657	—	—
Mutual fund	21,512,879	21,512,879	—	—

Total assets	$1,226,965,299	$575,884,563	$651,080,736	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

4

Investment Portfolio - January 31, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 32.5%

Consumer Discretionary - 6.4%
Hotels, Restaurants & Leisure - 0.7%
Accor S.A. (France)[1]	5,220	$198,246
McDonald’s Corp.	22,130	2,739,251
SeaWorld Entertainment, Inc.	36,970	704,648
Yum! Brands, Inc.	77,200	5,586,964

		9,229,109

Internet & Catalog Retail - 0.9%
The Priceline Group, Inc.*	7,120	7,582,586
TripAdvisor, Inc.*	54,030	3,607,043

		11,189,629

Media - 3.6%
AMC Networks, Inc. - Class A*	128,940	9,385,543
Liberty Global plc - Class A - ADR (United Kingdom)*	122,470	4,214,193
Sinclair Broadcast Group, Inc. - Class A	164,300	5,421,900
TEGNA, Inc.	125,790	3,020,218
Thomson Reuters Corp.	20,457	765,092
Time Warner, Inc.	173,340	12,210,070
Tribune Media Co. - Class A	158,700	5,229,165
Twenty-First Century Fox, Inc. - Class A	225,630	6,085,241

		46,331,422

Multiline Retail - 0.2%
Dollar General Corp.	16,590	1,245,245
Macy’s, Inc.	18,290	739,099
Target Corp.	12,930	936,391

		2,920,735

Specialty Retail - 0.6%
DSW, Inc. - Class A	58,550	1,405,786
The Home Depot, Inc.	26,104	3,282,839
Staples, Inc.	166,940	1,489,105
Williams-Sonoma, Inc.	17,580	908,183

		7,085,913

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	92,120	5,717,888

Total Consumer Discretionary		82,474,696

Consumer Staples - 3.3%
Beverages - 1.8%
AMBEV S.A. - ADR (Brazil)	1,217,300	5,684,791
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	44,270	5,567,655
The Coca-Cola Co.	21,610	927,501
Diageo plc (United Kingdom)[1]	236,610	6,369,939
Diageo plc - ADR (United Kingdom)	12,675	1,364,717

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
PepsiCo, Inc.	39,367	$3,909,143

		23,823,746

Food & Staples Retailing - 0.2%
Wal-Mart Stores, Inc.	46,742	3,101,799

Food Products - 0.1%
General Mills, Inc.	15,773	891,332

Household Products - 0.5%
Colgate-Palmolive Co.	19,627	1,325,411
The Procter & Gamble Co.	57,363	4,685,983

		6,011,394

Personal Products - 0.6%
Unilever plc - ADR (United Kingdom)	177,947	7,877,714

Tobacco - 0.1%
Philip Morris International, Inc.	15,750	1,417,657

Total Consumer Staples		43,123,642

Energy - 1.7%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	97,768	7,065,693

Oil, Gas & Consumable Fuels - 1.2%
BP plc - ADR (United Kingdom)	25,430	823,169
Chevron Corp.	17,820	1,540,895
CNOOC Ltd. - ADR (China)	9,149	929,264
Exxon Mobil Corp.	33,080	2,575,278
Occidental Petroleum Corp.	17,920	1,233,434
Range Resources Corp.	233,950	6,915,562
TOTAL S.A. (France)[1]	19,480	865,315

		14,882,917

Total Energy		21,948,610

Financials - 4.4%
Banks - 1.1%
Bank of America Corp.	53,490	756,349
Citigroup, Inc.	35,820	1,525,216
JPMorgan Chase & Co.	71,938	4,280,311
KeyCorp.	32,560	363,370
The PNC Financial Services Group, Inc.	15,051	1,304,169
U.S. Bancorp	51,115	2,047,667
Wells Fargo & Co.	89,292	4,485,137

		14,762,219

Capital Markets - 0.1%
American Capital Ltd.*	22,920	321,338
Apollo Investment Corp.	46,050	233,474

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Ares Capital Corp.	19,280	$267,992
Fifth Street Finance Corp.	47,100	270,354
Medley Capital Corp.	34,370	229,935
PennantPark Investment Corp.	35,790	190,045
Prospect Capital Corp.	42,522	258,109

		1,771,247

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	32,630	829,062
Principal Financial Group, Inc.	30,330	1,152,540

		1,981,602

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	14,090	520,203
Alexandria Real Estate Equities, Inc.	4,870	385,607
American Campus Communities, Inc.	8,350	352,370
American Capital Agency Corp.	26,830	457,988
American Homes 4 Rent - Class A	15,560	233,244
Annaly Capital Management, Inc.	53,260	505,970
Apartment Investment & Management Co. - Class A	12,820	501,903
AvalonBay Communities, Inc.	4,960	850,590
Boston Properties, Inc.	3,690	428,815
Brixmor Property Group, Inc.	17,340	461,591
Care Capital Properties, Inc.	3,817	114,281
CatchMark Timber Trust, Inc. - Class A	106,620	1,161,092
Chesapeake Lodging Trust	22,110	555,403
Columbia Property Trust, Inc.	10,970	244,302
Community Healthcare Trust, Inc.	45,960	851,179
CoreSite Realty Corp.	2,370	152,012
Crown Castle International Corp.	18,640	1,606,768
CubeSmart	18,220	570,104
DCT Industrial Trust, Inc.	6,860	245,519
DDR Corp.	20,640	353,150
Digital Realty Trust, Inc.	1,860	148,949
Douglas Emmett, Inc.	14,370	425,065
Education Realty Trust, Inc.	9,010	352,111
Equity LifeStyle Properties, Inc.	4,150	273,568
Equity One, Inc.	11,360	314,899
Equity Residential	5,650	435,559
Extra Space Storage, Inc.	2,270	205,866
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	163,683	154,769

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Forest City Realty Trust, Inc. - Class A*	32,360	$637,492
General Growth Properties, Inc.	16,710	468,548
Healthcare Realty Trust, Inc.	9,080	263,683
Healthcare Trust of America, Inc. - Class A	14,540	407,702
Host Hotels & Resorts, Inc.	18,980	262,873
Kite Realty Group Trust	8,827	233,915
Lamar Advertising Co. - Class A	17,920	1,005,491
LaSalle Hotel Properties	17,830	395,113
Liberty Property Trust	11,620	340,698
Mack-Cali Realty Corp.	7,640	158,836
Mid-America Apartment Communities, Inc.	7,370	691,453
NorthStar Realty Finance Corp.	14,370	170,572
Outfront Media, Inc.	77,770	1,691,497
Paramount Group, Inc.	34,760	570,064
Pebblebrook Hotel Trust	9,370	228,815
Physicians Realty Trust	33,250	567,577
Prologis, Inc.	20,350	803,214
Public Storage	1,970	499,513
Retail Opportunity Investments Corp.	38,630	714,269
Rexford Industrial Realty, Inc.	28,240	460,030
Scentre Group (Australia)[1]	94,101	293,949
Simon Property Group, Inc.	6,610	1,231,311
Sovran Self Storage, Inc.	4,940	556,639
Tanger Factory Outlet Centers, Inc.	7,640	244,404
Taubman Centers, Inc.	2,380	169,075
Terreno Realty Corp.	20,760	466,685
UDR, Inc.	12,780	454,840
Urban Edge Properties	15,710	381,753
Ventas, Inc.	4,820	266,642
Vornado Realty Trust	4,530	400,724
Welltower, Inc.	6,950	432,429
Westfield Corp. (Australia)[1]	37,430	266,449
Weyerhaeuser Co.	231,230	5,921,800

		34,520,932

Real Estate Management & Development - 0.3%
CBRE Group, Inc. - Class A*	5,880	164,464
First Capital Realty, Inc. (Canada)	11,960	159,820
Realogy Holdings Corp.*	89,140	2,923,792

		3,248,076

Total Financials		56,284,076

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 3.3%
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc.*	11,910	$6,441,524

Health Care Providers & Services - 0.3%
Express Scripts Holding Co.*	52,120	3,745,864

Health Care Technology - 0.4%
Cerner Corp.*	96,270	5,584,623

Pharmaceuticals - 2.1%
Eli Lilly & Co.	10,400	822,640
Johnson & Johnson	137,477	14,358,098
Merck & Co., Inc.	81,067	4,107,665
Pfizer, Inc.	99,978	3,048,329
Roche Holding AG (Switzerland)[1]	4,100	1,062,000
Sanofi (France)[1]	11,420	949,690
Sanofi - ADR (France)	40,940	1,704,742
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	19,090	1,173,653

		27,226,817

Total Health Care		42,998,828

Industrials - 2.2%
Aerospace & Defense - 0.6%
The Boeing Co.	13,234	1,589,800
General Dynamics Corp.	8,155	1,090,894
Honeywell International, Inc.	12,690	1,309,608
Lockheed Martin Corp.	6,275	1,324,025
Raytheon Co.	7,971	1,022,201
United Technologies Corp.	14,429	1,265,279

		7,601,807

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	27,950	2,604,940

Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	50,220	983,308
Waste Management, Inc.	23,540	1,246,443

		2,229,751

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	54,451	942,002
Emerson Electric Co.	17,540	806,489

		1,748,491

Industrial Conglomerates - 0.4%
3M Co.	20,937	3,161,487
General Electric Co.	56,910	1,656,081

		4,817,568

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery - 0.4%
Caterpillar, Inc.	14,090	$876,962
Flowserve Corp.	94,520	3,652,253
Illinois Tool Works, Inc.	9,959	897,007
Pentair plc (United Kingdom)	12,000	565,440

		5,991,662

Professional Services - 0.1%
Nielsen Holdings plc	27,420	1,320,547

Road & Rail - 0.2%
Kansas City Southern	15,540	1,101,475
Union Pacific Corp.	21,416	1,541,952

		2,643,427

Total Industrials		28,958,193

Information Technology - 8.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	107,862	2,566,037
Juniper Networks, Inc.	208,410	4,918,476
QUALCOMM, Inc.	209,202	9,485,219
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	83,476	742,936

		17,712,668

Electronic Equipment, Instruments & Components - 0.3%
FLIR Systems, Inc.	116,020	3,392,425

Internet Software & Services - 1.6%
Alphabet, Inc. - Class A*	11,400	8,679,390
Alphabet, Inc. - Class C*	12,780	9,494,902
eBay, Inc.*	105,310	2,470,573

		20,644,865

IT Services - 2.5%
Accenture plc - Class A	13,848	1,461,518
Automatic Data Processing, Inc.	11,905	989,186
Broadridge Financial Solutions, Inc.	20,350	1,089,946
International Business Machines Corp.	12,876	1,606,796
InterXion Holding N.V. - ADR (Netherlands)*	11,940	375,035
MasterCard, Inc. - Class A	113,560	10,110,247
PayPal Holdings, Inc.*	179,960	6,503,754
VeriFone Systems, Inc.*	148,140	3,464,995
Visa, Inc. - Class A	80,680	6,009,853
Xerox Corp.	140,680	1,371,630

		32,982,960

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	79,933	2,479,522

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	22,230	$1,176,634

		3,656,156

Software - 1.3%
Electronic Arts, Inc.*	147,180	9,499,733
Microsoft Corp.	98,142	5,406,643
ServiceNow, Inc.*	30,360	1,888,696

		16,795,072

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	107,100	10,425,114
Canon, Inc. - ADR (Japan)	30,929	866,321
EMC Corp.	61,580	1,525,337
Hewlett Packard Enterprise Co.	35,256	485,123
HP, Inc.	35,256	342,336

		13,644,231

Total Information Technology		108,828,377

Materials - 2.5%
Chemicals - 1.9%
Ashland, Inc.	77,210	7,316,420
The Dow Chemical Co.	63,578	2,670,276
E.I. du Pont de Nemours & Co.	30,288	1,597,995
LyondellBasell Industries N.V. - Class A	11,232	875,759
Monsanto Co.	120,320	10,900,992
RPM International, Inc.	18,250	716,313

		24,077,755

Containers & Packaging - 0.3%
Avery Dennison Corp.	12,960	789,134
Bemis Co., Inc.	17,470	836,289
Graphic Packaging Holding Co.	105,040	1,193,254
Sonoco Products Co.	23,930	945,474

		3,764,151

Metals & Mining - 0.3%
Alcoa, Inc.	613,370	4,471,467

Total Materials		32,313,373

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
NTT DOCOMO, Inc. - ADR (Japan)	84,177	1,898,191

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	11,790	634,302
Exelon Corp.	12,660	374,356

		1,008,658

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Multi-Utilities - 0.0%##
CMS Energy Corp.	17,880	$695,174

Total Utilities		1,703,832

TOTAL COMMON STOCKS
(Identified Cost $425,565,952)		420,531,818

LOAN ASSIGNMENTS - 0.1%

Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 3.50%, 2/13/2019
(Identified Cost $1,996,116)	2,000,000	1,921,660

CORPORATE BONDS - 32.8%
Non-Convertible Corporate Bonds - 32.8%
Consumer Discretionary - 4.4%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,650,000	1,710,025
Techniplas LLC[4], 10.00%, 5/1/2020	965,000	665,850

		2,375,875

Automobiles - 0.5%
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 4/15/2023	170,000	158,525
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	530,970
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,176,540
Ford Motor Credit Co. LLC[3], 2.20%, 1/8/2019	800,000	793,691
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,133,407

		6,793,133

Diversified Consumer Services - 0.4%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,312,489

Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International, 10.00%, 11/1/2016	765,000	803,250
MGM Resorts International, 7.75%, 3/15/2022	170,000	180,200
Yum! Brands, Inc., 6.25%, 4/15/2016	1,000,000	1,008,250

		1,991,700

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	1,890,000	$1,658,475
Lennar Corp., 12.25%, 6/1/2017	720,000	804,600
Meritage Homes Corp., 7.15%, 4/15/2020	780,000	813,150
Meritage Homes Corp., 7.00%, 4/1/2022	795,000	814,875
NVR, Inc., 3.95%, 9/15/2022	2,620,000	2,666,010
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	860,000	834,200
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	995,775

		8,587,085

Media - 2.0%
Cablevision Systems Corp., 8.00%, 4/15/2020	170,000	160,650
Cequel Communications Holdings I LLC - Cequel Capital Corp.[4], 6.375%, 9/15/2020	210,000	202,913
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	1,185,000	1,187,963
Comcast Corp., 5.15%, 3/1/2020	500,000	561,567
Comcast Corp., 3.375%, 8/15/2025	150,000	153,168
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,426,063
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,490,000	1,524,018
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,058,877
DISH DBS Corp., 4.625%, 7/15/2017	400,000	408,000
Numericable-SFR SAS (France)[4], 6.25%, 5/15/2024	170,000	165,750
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	1,405,000	1,366,362
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	865,000	869,325
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,300,000	2,715,373
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,484,028
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,634,269

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	1,535,000	$1,431,387

		26,349,713

Multiline Retail - 0.3%
Dollar General Corp., 3.25%, 4/15/2023	1,650,000	1,607,892
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,415,147
Target Corp., 3.875%, 7/15/2020	535,000	581,221

		3,604,260

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,525,000	1,554,730

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	485,000	520,806

Total Consumer Discretionary		57,089,791

Consumer Staples - 1.4%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 2/1/2023	500,000	507,478
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,215,000	1,407,115
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,545,000	3,666,612
Beam Suntory, Inc. (Japan), 1.75%, 6/15/2018	1,308,000	1,290,861
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	119,110
PepsiCo, Inc., 3.10%, 7/17/2022	2,880,000	2,999,474
SABMiller plc (United Kingdom)[4], 6.50%, 7/15/2018	1,170,000	1,296,158

		11,286,808

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	1,145,000	1,036,225
CVS Health Corp., 3.50%, 7/20/2022	1,440,000	1,482,674
The Kroger Co., 2.60%, 2/1/2021	920,000	931,550

		3,450,449

Food Products - 0.2%
General Mills, Inc., 5.65%, 2/15/2019	375,000	415,349
Kraft Heinz Foods Co., 6.75%, 3/15/2032	735,000	860,972

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	1,190,000	$1,112,650

		2,388,971

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	1,235,000	1,173,250

Total Consumer Staples		18,299,478

Energy - 2.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,387,610
Ensco plc, 5.20%, 3/15/2025	2,030,000	1,228,150
FTS International, Inc., 6.25%, 5/1/2022	690,000	129,375
Pride International, Inc., 8.50%, 6/15/2019	700,000	560,000
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	2,710,000	2,651,608

		5,956,743

Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp., 5.125%, 12/1/2022	395,000	332,787
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	170,000	118,788
Chevron Corp., 1.79%, 11/16/2018	1,585,000	1,584,215
Columbia Pipeline Group, Inc.[4], 2.45%, 6/1/2018	1,300,000	1,261,794
Columbia Pipeline Group, Inc.[4], 4.50%, 6/1/2025	1,450,000	1,307,919
Concho Resources, Inc., 5.50%, 10/1/2022	170,000	153,000
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	1,300,000	783,250
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	480,000	522,704
Energy Transfer Equity LP, 5.875%, 1/15/2024	170,000	132,600
Hiland Partners LP - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	3,540,000	3,504,600
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	170,000	133,025
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	2,800,000	2,574,704
Laredo Petroleum, Inc., 5.625%, 1/15/2022	255,000	181,050
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	800,000	732,000

	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance B.V. (Brazil)[3], 1.99%, 5/20/2016		4,415,000	$4,365,331
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018		1,345,000	1,373,649
Petroleos Mexicanos (Mexico)[4], 5.50%, 2/4/2019		640,000	640,000
Petroleos Mexicanos (Mexico)[4], 4.50%, 1/23/2026		2,880,000	2,476,800
Repsol Oil & Gas Canada, Inc. (Canada), 3.75%, 2/1/2021		2,225,000	1,813,008
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		2,340,000	2,141,100
Targa Resources Partners LP - Targa Resources Partners Finance Corp.[4], 6.75%, 3/15/2024		895,000	738,375
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017		1,605,000	1,578,047
WPX Energy, Inc., 6.00%, 1/15/2022		910,000	527,800

			28,976,546

Total Energy			34,933,289

Financials - 16.5%
Banks - 5.1%
Bank of America Corp., 6.50%, 8/1/2016		2,000,000	2,051,990
Bank of America Corp., 5.75%, 8/15/2016		1,425,000	1,458,032
Bank of America Corp., 5.42%, 3/15/2017		1,000,000	1,037,967
Bank of America Corp., 5.70%, 5/2/2017		1,100,000	1,145,894
Bank of America Corp., 6.875%, 4/25/2018		7,420,000	8,142,048
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017		1,800,000	1,919,335
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		2,160,000	2,377,730
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		2,200,000	2,927,102
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,460,000	1,571,690
CIT Group, Inc., 4.25%, 8/15/2017		815,000	823,150
Citigroup, Inc., 1.80%, 2/5/2018		1,750,000	1,736,298
Citigroup, Inc., 3.875%, 3/26/2025		1,885,000	1,814,084
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	218,868
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.40%		1,100,000	1,171,500

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Cooperatieve Rabobank U.A. (Netherlands)[5,7], 8.375%		1,000,000	$1,020,320
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018		2,115,000	2,106,299
ING Bank N.V. (Netherlands)[4], 1.80%, 3/16/2018		900,000	900,303
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,031,436
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		1,400,000	1,587,951
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,300,000	4,340,605
JPMorgan Chase & Co., 6.30%, 4/23/2019		500,000	562,581
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,368,246
Lloyds Bank plc (United Kingdom)[4,5,8], 12.00%		835,000	1,168,215
Lloyds Bank plc (United Kingdom)[3], 9.875%, 12/16/2021		1,247,000	1,318,628
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025		3,740,000	3,778,529
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019		3,650,000	3,685,668
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018		4,850,000	4,842,036
Popular, Inc., 7.00%, 7/1/2019		1,820,000	1,694,875
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	255,341
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,265,000	1,269,933
Santander Bank N.A., 8.75%, 5/30/2018		1,225,000	1,386,233
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	221,556
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,634,984
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,565,000	1,540,458
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	218,983

			65,328,868

Capital Markets - 4.0%
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,401,566
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,019,697

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,110,000	$2,285,484
The Goldman Sachs Group, Inc.[3], 1.462%, 11/15/2018	6,350,000	6,342,393
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	6,125,000	6,715,971
The Goldman Sachs Group, Inc.[3], 2.012%, 11/29/2023	1,415,000	1,421,713
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,625,000	1,619,667
Morgan Stanley, 3.80%, 4/29/2016	5,405,000	5,443,143
Morgan Stanley, 2.125%, 4/25/2018	5,900,000	5,903,711
Morgan Stanley, 5.75%, 1/25/2021	5,955,000	6,689,805
Morgan Stanley, 5.00%, 11/24/2025	1,200,000	1,265,411
UBS AG (Switzerland)[3], 7.25%, 2/22/2022	2,855,000	2,962,328
UBS AG (Switzerland), 7.625%, 8/17/2022	1,830,000	2,071,633
UBS AG (Switzerland)[3], 4.75%, 5/22/2023	2,970,000	2,995,411

		52,137,933

Consumer Finance - 0.3%
Ally Financial, Inc., 2.75%, 1/30/2017	840,000	830,550
Ally Financial, Inc., 8.00%, 12/31/2018	170,000	185,513
Capital One Bank USA N.A., 2.15%, 11/21/2018	650,000	650,612
Navient Corp., 6.00%, 1/25/2017	800,000	810,000
Navient Corp., 6.125%, 3/25/2024	1,985,000	1,630,181

		4,106,856

Diversified Financial Services - 1.7%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	170,000	166,599
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	1,952,086
CME Group, Inc., 3.00%, 9/15/2022	1,040,000	1,066,146
General Electric Co.[3], 1.001%, 5/5/2026	2,385,000	2,164,333
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	2,200,000	2,366,800
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	3,150,000	3,195,454
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	790,000	659,650

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	590,000	$464,625
Jefferies Group LLC, 8.50%, 7/15/2019	380,000	436,664
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,072,792
Peachtree Corners Funding Trust[4], 3.976%, 2/15/2025	550,000	551,862
Springleaf Finance Corp., 7.75%, 10/1/2021	170,000	159,800
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,109,173
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,135,355

		22,501,339

Insurance - 2.1%
Aegon N.V. (Netherlands)[3,5], 2.074%	2,195,000	1,637,641
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	9,700,663
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	6,735,000	7,091,888
AXA S.A. (France)[3,5], 1.825%	2,900,000	2,224,744
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,807,748
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,160,866
Prudential Financial, Inc.[9], 5.875%, 9/15/42	3,180,000	3,335,025

		26,958,575

Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 2.80%, 6/1/2020	1,600,000	1,584,994
American Tower Trust I4, 1.551%, 3/15/2018	985,000	970,110
AvalonBay Communities, Inc., 4.20%, 12/15/2023	1,000,000	1,070,036
BioMed Realty LP, 3.85%, 4/15/2016	115,000	115,615
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,649,984
Camden Property Trust, 5.70%, 5/15/2017	2,010,000	2,105,893
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	390,000	428,651

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	224,000	$243,725
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	1,590,000	1,590,000
Digital Delta Holdings LLC[4], 3.40%, 10/1/2020	500,000	505,625
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,446,039
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	960,279
DuPont Fabros Technology LP, 5.875%, 9/15/2021	845,000	870,350
HCP, Inc., 6.70%, 1/30/2018	3,455,000	3,757,710
HCP, Inc., 4.00%, 6/1/2025	1,300,000	1,276,934
Hospitality Properties Trust, 6.70%, 1/15/2018	1,595,000	1,687,358
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	413,106
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	635,000	644,525
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	1,475,000	1,475,000
Simon Property Group LP, 10.35%, 4/1/2019	5,550,000	6,830,052
UDR, Inc., 4.625%, 1/10/2022	730,000	793,679
Welltower, Inc., 6.20%, 6/1/2016	520,000	528,282
Welltower, Inc., 4.95%, 1/15/2021	4,100,000	4,455,650
Welltower, Inc., 4.00%, 6/1/2025	1,100,000	1,095,521

		38,499,118

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	805,000	738,588
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	765,000	786,038

		1,524,626

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,047,375
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	1,370,000	1,219,300

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	795,000	$365,700

		2,632,375

Total Financials		213,689,690

Health Care - 0.7%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	1,415,000	1,284,113

Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	550,000	548,699

Health Care Providers & Services - 0.3%
Aetna, Inc., 3.50%, 11/15/2024	1,530,000	1,514,902
HCA, Inc., 7.50%, 2/15/2022	340,000	377,400
Kindred Healthcare, Inc., 8.75%, 1/15/2023	170,000	152,150
Tenet Healthcare Corp.[3,4], 4.012%, 6/15/2020	900,000	884,250
Tenet Healthcare Corp., 8.125%, 4/1/2022	810,000	812,025
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	628,049

		4,368,776

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	1,320,000	1,148,400
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	1,385,000	1,298,437
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	655,250

		3,102,087

Total Health Care		9,303,675

Industrials - 2.9%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	1,861,000	1,628,375
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	439,612
TransDigm, Inc., 7.50%, 7/15/2021	170,000	173,400

		2,241,387

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,10], 10.00%, 2/15/2018	855,000	$790,875

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	1,220,000	1,213,900
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,365,042	2,501,032
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,110,986
Southwest Airlines Co., 2.75%, 11/6/2019	1,530,000	1,556,059
Southwest Airlines Co., 2.65%, 11/5/2020	600,000	603,198

		6,985,175

Commercial Services & Supplies - 0.1%
The ADT Corp., 3.50%, 7/15/2022	170,000	153,425
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020 .	780,000	596,700
Modular Space Corp.[4], 10.25%, 1/31/2019	1,035,000	333,670
United Rentals North America, Inc., 6.125%, 6/15/2023	170,000	163,625

		1,247,420

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[4,11], 7.75%, 2/1/2020	1,050,000	175,875
AECOM, 5.875%, 10/15/2024	170,000	169,362

		345,237

Industrial Conglomerates - 0.4%
Danaher Corp., 1.65%, 9/15/2018	1,440,000	1,451,948
GE Capital International Funding Co.[4], 0.964%, 4/15/2016	3,290,000	3,291,523
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.90%, 5/27/2022	500,000	512,411

		5,255,882

Machinery - 0.2%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	765,000	818,933
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	905,000	823,550

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	1,020,000	$1,009,800

		2,652,283

Road & Rail - 0.0%##
The Hertz Corp., 6.25%, 10/15/2022	170,000	165,325
Union Pacific Corp., 5.65%, 5/1/2017	175,000	183,909

		349,234

Trading Companies & Distributors - 1.4%
Air Lease Corp., 2.625%, 9/4/2018	2,640,000	2,597,831
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,894,481
Aircastle Ltd., 5.50%, 2/15/2022	170,000	169,150
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	4,145,000	4,185,182
Aviation Capital Group Corp.[4], 2.875%, 9/17/2018	1,700,000	1,666,000
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	990,000	991,238
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,160,000	1,122,300
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,107,820
International Lease Finance Corp.[3], 2.462%, 6/15/2016	1,980,000	1,965,150
International Lease Finance Corp., 8.75%, 3/15/2017	1,700,000	1,786,870

		17,486,022

Total Industrials		37,353,515

Information Technology - 1.0%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,500,000	1,459,836

Internet Software & Services - 0.3%
Baidu, Inc. (China), 2.75%, 6/9/2019	200,000	199,729
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	2,865,000	2,930,139

		3,129,868

IT Services - 0.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,900,000	1,927,831
Visa, Inc., 2.80%, 12/14/2022	1,560,000	1,589,378

		3,517,209

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,440,000	$1,469,938
Micron Technology, Inc., 5.50%, 2/1/2025	170,000	134,300

		1,604,238

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	920,000	902,900
Hewlett Packard Enterprise Co.[4], 2.45%,10/5/2017	1,400,000	1,402,636
NCR Corp., 5.875%, 12/15/2021	170,000	167,025

		2,472,561

Total Information Technology		12,183,712

Materials - 1.3%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	1,340,000	1,179,200
The Dow Chemical Co., 8.55%, 5/15/2019	2,390,000	2,796,453
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	1,400,000	1,400,892

		5,376,545

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.512%, 12/15/2019	1,620,000	1,549,125

Metals & Mining - 0.7%
Alcoa, Inc., 5.87%, 2/23/2022	840,000	742,875
BHP Billiton Finance USA Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,676,710
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,990,000	2,874,828
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,398,936
Steel Dynamics, Inc., 5.125%, 10/1/2021	905,000	843,912
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	915,000	519,262

		8,056,523

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,465,000	1,504,536

Total Materials		16,486,729

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc., 5.80%, 3/15/2022	1,400,000	$1,295,000
Embarq Corp., 7.082%, 6/1/2016	840,000	854,700
Frontier Communications Corp., 7.625%, 4/15/2024	2,045,000	1,707,575
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,698,920
Verizon Communications, Inc., 5.15%, 9/15/2023	1,430,000	1,582,009

		8,138,204

Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	855,000	850,725
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	1,400,000	1,375,500
SBA Tower Trust[4], 5.101%, 4/17/2017	200,000	202,933
SBA Tower Trust[4], 2.933%, 12/15/2017	1,785,000	1,817,015
SBA Tower Trust[4], 3.598%, 4/15/2018	2,505,000	2,526,577
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	1,245,000	1,132,950
Sprint Communications, Inc., 6.00%, 11/15/2022	170,000	114,325
T-Mobile USA, Inc., 6.836%, 4/28/2023	1,250,000	1,287,500

		9,307,525

Total Telecommunication Services		17,445,729

Utilities - 0.5%
Independent Power and Renewable Electricity
Producers - 0.5%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	1,585,000	1,394,800
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	1,145,000	1,027,638
NRG Energy, Inc., 6.25%, 7/15/2022	915,000	754,875
Talen Energy Supply LLC[4], 4.625%, 7/15/2019	1,875,000	1,434,375
TerraForm Global Operating LLC[4], 9.75%, 8/15/2022	1,275,000	994,500
TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	1,485,000	1,147,162

Total Utilities		6,753,350

TOTAL CORPORATE BONDS
(Identified Cost $432,698,298)		423,538,958

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

MUTUAL FUNDS - 0.1%

Adams Natural Resources Fund, Inc.	22,400	$373,184
The Gabelli Dividend & Income Trust	22,900	382,659
Tri-Continental Corp.	50,220	938,612

TOTAL MUTUAL FUNDS
(Identified Cost $1,853,997)		1,694,455

U.S. TREASURY SECURITIES - 6.0%
U.S. Treasury Bonds - 0.9%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $12,639,157)	13,838,230	12,529,728

U.S. Treasury Notes - 5.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	29,613,839	29,634,657
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	19,875,870	19,924,784
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	10,189,660	9,960,658
U.S. Treasury Note, 1.00%, 12/15/2017	6,000,000	6,023,670

Total U.S. Treasury Notes
(Identified Cost $65,255,120)		65,543,769

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $77,894,277)		78,073,497

ASSET-BACKED SECURITIES - 1.6%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	1,081,875	1,076,973
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	1,928,315	1,924,699
Colony American Homes, Series 2015-1A, Class A3,4, 1.626%, 7/17/2032	2,232,145	2,166,886
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,971,295
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	2,350,000	2,343,050
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	578,947	590,407
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	604,860	603,820

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	50,000	$50,106
Home Partners of America Trust, Series 2016-1, Class A3,4, 2.074%, 3/17/2033	1,220,000	1,199,200
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.726%, 8/17/2032	2,484,843	2,449,738
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,742,203
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	1,586,231	1,585,606
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.646%, 11/15/2027	2,615,000	2,574,895

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $20,435,166)		20,278,878

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	280,772	291,335
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.832%, 5/10/2045	163,446	163,557
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[3], 5.889%, 7/10/2044	2,404,411	2,414,976
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,262,276	1,270,889
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[3], 5.749%, 9/11/2038	287,745	288,987
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,099,558	1,107,177
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	1,920,000	1,953,580
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	5,200,000	5,029,553
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	6,435	6,444

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[3], 5.912%, 3/15/2049	1,783,564	$1,786,789
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,189,371	3,236,801
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 5.877%, 7/10/2038	165,220	165,773
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A3, 3.955%, 2/10/2047	2,000,000	2,131,542
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	5,200,000	5,198,802
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,061,257
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	6,050,000	6,070,064
Commercial Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	2,400,000	2,521,330
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	4,380,023	4,423,292
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	2,031,442	1,982,561
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	1,609,381	1,538,316
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	130,538	130,771
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	2,015,000	2,021,103
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,019,476	1,021,325
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.441%, 8/25/2020	24,362,869	1,204,983
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.216%, 4/25/2021	2,854,354	154,488
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.551%, 10/25/2021	7,014,995	501,703

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.415%, 12/25/2021	8,937,348	$593,466
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.491%, 6/25/2022	15,937,475	1,208,620
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.221%, 4/25/2023	80,022,522	1,057,050
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.12%, 5/25/2023	49,909,654	389,535
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.566%, 10/25/2018	10,683,727	395,348
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,784,337
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	875,000	900,814
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.766%, 4/25/2044	1,250,000	1,308,362
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	214,663,017	1,210,614
FREMF Mortgage Trust, Series 2013-K502, Class B3,4, 2.636%, 3/25/2045	1,725,000	1,728,934
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.369%, 5/25/2045	1,160,000	1,182,693
FREMF Mortgage Trust, Series 2014-K41, Class B3,4, 3.831%, 11/25/2047	2,500,000	2,331,711
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 4.085%, 8/25/2047	3,075,000	3,162,070
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	2,040,000	2,008,458
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.735%, 2/25/2048	500,000	449,114
FREMF Mortgage Trust, Series 2015-K720, Class B3,4, 3.389%, 7/25/2022	1,190,000	1,061,844

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2019	2,800,000	$2,801,985
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2019	1,290,000	1,234,957
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	158,260	163,983
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,800,000	1,964,903
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	2,000,000	2,185,946
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	223,781	226,043
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.93%, 4/17/2045	659,934	661,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,539,673	5,644,813
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	1,226,638	1,224,898
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	1,528,099	1,561,706
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	1,848,683	1,889,556
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	4,200,000	4,186,810
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	3,000,000	3,043,618
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	341,058	341,135
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[3], 5.757%, 5/12/2039	217,540	217,381
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4[3], 4.214%, 8/15/2046	900,000	981,821

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4[3], 4.259%, 10/15/2046	300,000	$327,973
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	1,334,926	1,344,872
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	40,557	40,537
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,550,000	2,545,650
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	2,111,586	2,173,948
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3], 3.75%, 8/25/2055	2,000,295	2,060,455
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,259,541	1,284,392
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,700,000	5,826,465
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.376%, 11/15/2026	4,050,000	4,022,926
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	1,316,825	1,245,348
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	1,243,711	1,238,390
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	1,680,234	1,669,526
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045	3,360,660	3,357,559
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	165,002
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	717,917	720,962
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%,11/15/2043	265,000	286,276
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	5,400,000	5,385,389
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	450,000	464,789

	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		4,162	$4,157
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044		1,225,000	1,358,139
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,826,498
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047		960,000	1,031,961
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047		1,440,000	1,537,353
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045		2,316,726	2,379,102
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045		2,715,000	2,778,930

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $148,263,023)			145,857,980

FOREIGN GOVERNMENT BONDS - 2.1%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	479,808
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,150,000	399,348
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		600,000	684,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	167,700
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	240,218
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	232,709
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	230,310
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	90,733
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	287,340
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	9,424,223
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	307,426
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	224,014

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	$67,326
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	674,594
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	84,326
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	796,023
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	219,961
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	637,841
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	309,987
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	319,469
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	432,082
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	259,388
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	462,429
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	489,486
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	173,505
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	316,954
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	61,122
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,280,000	154,338
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,656,737
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,300,150
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	472,694
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	294,900
Spain Government Bond (Spain)[4], 4.00%, 4/30/2020	EUR	390,000	486,153
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	805,215
Spain Government Bond (Spain)[4], 1.60%, 4/30/2025	EUR	400,000	439,302
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	417,529

	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	$571,232

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $28,182,571)			26,670,572

U.S. GOVERNMENT AGENCIES - 7.6%

Mortgage-Backed Securities - 7.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		618,148	666,196
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		54,819	58,540
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		76,970	83,926
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		421,052	454,207
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		95,850	104,749
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		67,741	71,381
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		736,709	792,852
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		56,981	61,582
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		140,992	152,149
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		60,128	66,496
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,305,375	1,428,590
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,659,951	1,792,947
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,338,431	1,464,770
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		2,143,239	2,290,640
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		3,593,940	3,877,509
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		57,701	63,036
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		922,855	1,037,813
Fannie Mae, Pool #886904, 6.50%, 9/1/2036		83,434	96,419
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		279,731	317,411
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		308,506	345,130
Fannie Mae, Pool #256673, 5.50%, 4/1/2037		1,695,552	1,900,101

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	133,062	$148,407
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	385,874	437,520
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,334,029	1,512,862
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	27,011	29,807
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	39,478	43,564
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	40,719	44,935
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	695,906	776,101
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	830,984	942,577
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	50,706	55,955
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	101,098	112,153
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	890,077	997,151
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	749,909	849,671
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,274,325	1,444,633
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	528,767	598,115
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	16,598	18,798
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	69,890	79,056
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	136,414	154,459
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	149,129	169,155
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	89,656	101,414
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	45,025	50,952
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	24,102	27,263
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	75,696	83,532
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	114,413	126,256
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,675,990	1,879,096
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	891,175	998,239

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	154,786	$171,990
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	334,119	374,713
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,153,360	1,310,310
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	267,633	305,431
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	128,030	141,629
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	239,867	265,222
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,968,997	2,145,827
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	106,563	117,860
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	175,108	193,682
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,839,132	2,061,794
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,284,776	1,454,092
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	462,305	524,139
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,751,868	1,986,882
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,110,022	1,259,061
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,599,038	2,946,797
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,217,918	1,327,827
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	534,441	582,610
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	402,552	438,887
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,248,335	1,360,996
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	303,850	331,157
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	403,600	423,600
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	2,006,765	2,106,281
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,751,354	5,177,062
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	214,004	226,513
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	95,557	104,883

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	67,667	$73,874
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	93,427	102,330
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	246,773	269,875
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,620,876	1,772,621
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,164,820	2,367,495
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,457,473	1,575,343
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	980,366	1,057,859
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	3,058,851	3,300,645
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	238,752	266,629
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	561,550	627,745
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	61,427	69,433
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	223,197	249,302
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	817,237	924,998
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	936,869	1,045,830
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	529,738	591,648
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	237,472	265,446
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	271,353	300,791
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	636,617	709,677
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	80,119	89,346
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	579,318	647,341
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	776,633	867,774
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	397,209	443,739
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	791,827	884,605
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	715,435	799,448
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,647,623	1,789,502

	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	502,216	$561,043
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	428,290	478,425
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	198,229	224,112
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	119,214	135,256
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	449,083	502,125
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	550,630	623,947
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,957,483	2,186,956
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,789,692	2,919,070
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,292,508	1,352,209
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	2,620,643	2,741,628
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	2,572,499	2,748,653
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	5,692,536	6,082,338
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	101,146	112,942

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $95,382,679)		97,909,360

U.S. GOVERNMENT SECURITIES - 4.1%

U.S. Treasury Bills - 4.1%
U.S. Treasury Bill[12], 0.282%, 6/23/2016
(Identified Cost $52,941,579)	53,000,000	52,921,878

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Cash Management, Inc. - Institutional Shares[13], 0.29%,
(Identified Cost $12,910,294)	12,910,294	12,910,294

TOTAL INVESTMENTS - 99.2%
(Identified Cost $1,298,123,952)		1,282,309,350

OTHER ASSETS, LESS LIABILITIES - 0.8%		9,918,647

NET ASSETS - 100%		$1,292,227,997

Investment Portfolio - January 31, 2016

(unaudited)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of January 31, 2016.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $185,291,857 or 14.3%, of the Series’ net assets as of January 31, 2016.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

7The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

8The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Represents a Payment-In-Kind bond.

11Issuer filed for bankruptcy and/or is in default of interest payments.

12Represents the annualized yield at time of purchase.

13Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciaton were as follows:

Cost for federal income tax purposes	$1,299,455,444
Unrealized appreciation	45,713,465
Unrealized depreciation	(62,859,559)

Net unrealized depreciation	$(17,146,094)

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$82,474,696	$82,276,450	$198,246	$—
Consumer Staples	43,123,642	31,186,048	11,937,594	—
Energy	21,948,610	21,083,295	865,315	—
Financials	56,284,076	54,894,616	1,389,460	—
Health Care	42,998,828	40,987,138	2,011,690	—
Industrials	28,958,193	28,958,193	—	—
Information Technology	108,828,377	108,828,377	—	—
Materials	32,313,373	32,313,373	—	—
Telecommunication Services	1,898,191	1,898,191	—	—
Utilities	1,703,832	1,703,832	—	—
Debt securities:
Loan assignments	1,921,660	—	1,921,660	—
U.S. Treasury and other U.S. Government agencies	228,904,735	—	228,904,735	—
Corporate debt:
Consumer Discretionary	57,089,791	—	57,089,791	—
Consumer Staples	18,299,478	—	18,299,478	—
Energy	34,933,289	—	34,933,289	—
Financials	213,689,690	—	213,689,690	—
Health Care	9,303,675	—	9,303,675	—
Industrials	37,353,515	—	37,353,515	—
Information Technology	12,183,712	—	12,183,712	—
Materials	16,486,729	—	16,486,729	—
Telecommunication Services	17,445,729	—	17,445,729	—
Utilities	6,753,350	—	6,753,350	—
Asset-backed securities	20,278,878	—	20,278,878	—
Commercial mortgage-backed securities	145,857,980	—	145,857,980	—
Foreign government bonds	26,670,572	—	26,670,572	—
Mutual funds	14,604,749	14,604,749	—	—

Total assets	$1,282,309,350	$418,734,262	$863,575,088	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 39.4%

Consumer Discretionary - 10.3%
Auto Components - 0.0%##
F.C.C. Co. Ltd. (Japan)[1]	12,500	$277,370

Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	1,308,000	941,183
Houghton Mifflin Harcourt Co.*	52,500	936,600
Kroton Educacional S.A. (Brazil)	279,932	594,885

		2,472,668

Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)[1]	17,960	682,086
Dunkin’ Brands Group, Inc.	23,560	927,322
Yum! Brands, Inc.	142,980	10,347,463

		11,956,871

Internet & Catalog Retail - 1.6%
ASOS plc (United Kingdom)*[1]	11,400	507,256
The Priceline Group, Inc.*	12,260	13,056,532
Rakuten, Inc. (Japan)[1]	72,560	749,900
TripAdvisor, Inc.*	116,190	7,756,844

		22,070,532

Media - 6.2%
AMC Networks, Inc. - Class A*	252,690	18,393,305
Discovery Communications, Inc. - Class A*	66,850	1,844,392
Global Mediacom Tbk PT (Indonesia)[1]	2,723,660	159,344
ITV plc (United Kingdom)[1]	106,860	408,514
Liberty Global plc - Class A - ADR (United Kingdom)*	228,139	7,850,263
Modern Times Group AB - Class B (Sweden)[1]	5,130	136,062
Sinclair Broadcast Group, Inc. - Class A	292,990	9,668,670
TEGNA, Inc.	230,670	5,538,387
Time Warner, Inc.	294,670	20,756,555
Tribune Media Co. - Class A	274,160	9,033,572
Twenty-First Century Fox, Inc. - Class A	423,324	11,417,048

		85,206,112

Specialty Retail - 0.2%
Advance Auto Parts, Inc.	13,070	1,987,293
Dick’s Sporting Goods, Inc.	17,790	695,233
Kingfisher plc (United Kingdom)[1]	77,910	364,590

		3,047,116

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	7,210	700,956
Gildan Activewear, Inc. (Canada)	33,450	842,940
Kering (France)[1]	4,280	721,273

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
lululemon athletica, Inc.*	234,077	$14,529,159

		16,794,328

Total Consumer Discretionary		141,824,997

Consumer Staples - 4.1%
Beverages - 2.5%
AMBEV S.A. - ADR (Brazil)	2,368,546	11,061,110
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	83,275	10,473,153
Cia Cervecerias Unidas S.A. - ADR (Chile)	20,820	449,504
Diageo plc (United Kingdom)[1]	394,363	10,616,914
Remy Cointreau S.A. (France)[1]	1,380	99,115
SABMiller plc (United Kingdom)[1]	5,090	304,805
Treasury Wine Estates Ltd. (Australia)[1]	220,376	1,434,319

		34,438,920

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	6,031	171,646
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	95,300	590,806
Sprouts Farmers Market, Inc.*	49,290	1,123,812
Tesco plc (United Kingdom)*[1]	317,346	789,600

		2,675,864

Food Products - 0.4%
Adecoagro S.A. (Luxembourg)*	16,240	193,581
Danone S.A. (France)[1]	15,541	1,070,387
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	228,880	639,152
Nestle S.A. (Switzerland)[1]	15,824	1,165,792
Sao Martinho S.A. (Brazil)	58,890	703,771
Suedzucker AG (Germany)[1]	45,277	684,875
Tiger Brands Ltd. (South Africa)[1]	12,180	223,795
The WhiteWave Foods Co.*	15,550	587,012

		5,268,365

Personal Products - 0.9%
Beiersdorf AG (Germany)[1]	2,270	209,506
Unilever plc - ADR (United Kingdom)	267,769	11,854,134

		12,063,640

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	172,000	733,422
Japan Tobacco, Inc. (Japan)[1]	15,600	610,954
Swedish Match AB (Sweden)[1]	22,615	804,478

		2,148,854

Total Consumer Staples		56,595,643

1

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 1.9%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	149,203	$10,782,901
Spectrum ASA (Norway)[1]	43,230	133,451
TGS Nopec Geophysical Co. ASA (Norway)[1]	39,040	565,779

		11,482,131

Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (Canada)	35,769	434,236
Cosan S.A. Industria e Comercio (Brazil)	31,310	196,793
Galp Energia SGPS S.A. (Portugal)[1]	69,040	819,130
Range Resources Corp.	433,350	12,809,826
Royal Dutch Shell plc - Class B (Netherlands)[1]	18,152	395,497
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,670	338,477
Whitehaven Coal Ltd. (Australia)*[1]	20,380	6,060

		15,000,019

Total Energy		26,482,150

Financials - 2.9%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	38,250	254,363

Capital Markets - 0.1%
Financial Engines, Inc.	19,050	513,779

Consumer Finance - 0.1%
SLM Corp.*	220,740	1,412,736

Diversified Financial Services - 0.1%
JSE Ltd. (South Africa)[1]	40,370	328,946
Morningstar, Inc.	14,020	1,127,348

		1,456,294

Real Estate Investment Trusts (REITS) - 2.2%
Agree Realty Corp.	13,730	506,912
Alexandria Real Estate Equities, Inc.	5,160	408,569
alstria office REIT AG (Germany)[1]	78,350	976,075
American Campus Communities, Inc.	8,070	340,554
American Capital Agency Corp.	7,000	119,490
American Homes 4 Rent - Class A	15,760	236,242
Annaly Capital Management, Inc.	14,110	134,045
Apartment Investment & Management Co. - Class A	12,430	486,634
AvalonBay Communities, Inc.	4,820	826,582
Boston Properties, Inc.	3,740	434,625
Brixmor Property Group, Inc.	18,440	490,873
Care Capital Properties, Inc.	3,805	113,922
CatchMark Timber Trust, Inc. - Class A	24,820	270,290
Chesapeake Lodging Trust	22,020	553,142
Columbia Property Trust, Inc.	10,670	237,621

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Community Healthcare Trust, Inc.	25,310	$468,741
CoreSite Realty Corp.	2,410	154,577
Crown Castle International Corp.	4,100	353,420
CubeSmart	18,110	566,662
DCT Industrial Trust, Inc.	6,760	241,940
DDR Corp.	21,950	375,565
Digital Realty Trust, Inc.	1,820	145,746
Douglas Emmett, Inc.	13,910	411,458
Education Realty Trust, Inc.	8,793	343,630
Equity LifeStyle Properties, Inc.	4,130	272,250
Equity One, Inc.	10,720	297,158
Equity Residential	5,550	427,850
Extra Space Storage, Inc.	2,280	206,773
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	191,494	181,066
Forest City Realty Trust, Inc. - Class A*	24,570	484,029
General Growth Properties, Inc.	17,690	496,028
Healthcare Realty Trust, Inc.	8,990	261,070
Healthcare Trust of America, Inc. - Class A	14,470	405,739
Host Hotels & Resorts, Inc.	18,280	253,178
Kite Realty Group Trust	9,945	263,543
Lamar Advertising Co. - Class A	4,570	256,423
LaSalle Hotel Properties	17,350	384,476
Liberty Property Trust	11,340	332,489
Mack-Cali Realty Corp.	8,110	168,607
Mid-America Apartment Communities, Inc.	7,120	667,998
NorthStar Realty Finance Corp.	15,290	181,492
Outfront Media, Inc.	17,837	387,955
Paramount Group, Inc.	34,120	559,568
Pebblebrook Hotel Trust	9,090	221,978
Physicians Realty Trust	32,660	557,506
Prologis, Inc.	21,550	850,578
Public Storage	2,300	583,188
Retail Opportunity Investments Corp.	14,530	268,660
Rexford Industrial Realty, Inc.	29,900	487,071
Scentre Group (Australia)[1]	89,518	279,632
Simon Property Group, Inc.	7,000	1,303,960
Sovran Self Storage, Inc.	4,870	548,752
Tanger Factory Outlet Centers, Inc.	7,680	245,683
Taubman Centers, Inc.	2,520	179,021
Terreno Realty Corp.	21,980	494,110
UDR, Inc.	12,210	434,554
Urban Edge Properties	14,690	356,967
Ventas, Inc.	4,640	256,685
Vornado Realty Trust	4,590	406,031

2

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	7,380	$459,184
Westfield Corp. (Australia)[1]	36,870	262,463
Weyerhaeuser Co.	266,058	6,813,745

		30,694,775

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	5,620	157,191
First Capital Realty, Inc. (Canada)	12,570	167,971
Realogy Holdings Corp.*	163,653	5,367,818

		5,692,980

Total Financials		40,024,927

Health Care - 3.9%
Biotechnology - 0.1%
Cepheid, Inc.*	28,310	833,730
Seattle Genetics, Inc.*	27,070	892,769

		1,726,499

Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc.*	20,880	11,292,948
LDR Holding Corp.*	27,920	512,890
Medtronic plc	8,090	614,193
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,022,700	659,442

		13,079,473

Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc.*	10,380	633,491
DaVita HealthCare Partners, Inc.*	22,680	1,522,282
Express Scripts Holding Co.*	102,480	7,365,238
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	8,390	745,118
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	16,520	734,975
KPJ Healthcare Berhad (Malaysia)[1]	280,550	292,366
Odontoprev S.A. (Brazil)	189,030	477,325
Siloam International Hospitals Tbk PT (Indonesia)[1]	429,900	282,678

		12,053,473

Health Care Technology - 0.8%
Cerner Corp.*	179,230	10,397,132

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	6,260	142,165
QIAGEN N.V.*[1]	7,760	177,273

		319,438

Pharmaceuticals - 1.2%
AstraZeneca plc - ADR (United Kingdom)	20,640	665,021

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	262,130	$176,750
GlaxoSmithKline plc (United Kingdom)[1]	11,020	227,018
Johnson & Johnson	143,790	15,017,428
Novartis AG - ADR (Switzerland)	8,350	651,050

		16,737,267

Total Health Care		54,313,282

Industrials - 1.3%
Airlines - 0.1%
Republic Airways Holdings, Inc.*	258,345	550,275
Ryanair Holdings plc - ADR (Ireland)	2,564	200,889

		751,164

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	44,420	542,224
MiX Telematics Ltd. - ADR (South Africa)	36,190	141,141
Stericycle, Inc.*	10,840	1,304,594

		1,987,959

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	23,850	639,980
Schneider Electric SE (France)[1]	4,319	230,442

		870,422

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	21,090	2,021,462

Machinery - 0.6%
ANDRITZ AG (Austria)[1]	10,250	476,606
FANUC Corp. (Japan)[1]	2,709	362,707
Flowserve Corp.	140,980	5,447,467
GEA Group AG (Germany)[1]	24,520	1,028,685
SMC Corp. (Japan)[1]	2,800	634,152
Sulzer AG (Switzerland)[1]	1,940	176,932
The Weir Group plc (United Kingdom)[1]	10,450	129,387

		8,255,936

Marine - 0.0%##
D/S Norden A/S (Denmark)*[1]	1,100	14,666
Diana Shipping, Inc. (Greece)*	4,330	10,825
Pacific Basin Shipping Ltd. (Hong Kong)[1]	91,000	16,615

		42,106

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	47,450	387,320
Bureau Veritas S.A. (France)[1]	17,580	334,907

3

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Intertek Group plc (United Kingdom)[1]	17,870	$724,293

		1,446,520

Road & Rail - 0.1%
Genesee & Wyoming, Inc. - Class A*	22,580	1,119,516
Kansas City Southern	9,150	648,552

		1,768,068

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	6,583	323,011

Total Industrials		17,466,648

Information Technology - 11.9%
Communications Equipment - 1.5%
Juniper Networks, Inc.	365,310	8,621,316
QUALCOMM, Inc.	268,240	12,162,002

		20,783,318

Electronic Equipment, Instruments & Components - 0.8%
FLIR Systems, Inc.	217,340	6,355,022
Hitachi Ltd. (Japan)[1]	204,000	1,008,173
Keyence Corp. (Japan)[1]	1,523	718,682
PAX Global Technology Ltd. (Hong Kong)[1]	1,130,000	1,145,473
Trimble Navigation Ltd.*	64,740	1,248,835

		10,476,185

Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. - ADR (China)*	14,170	949,815
Alphabet, Inc. - Class A*	21,020	16,003,577
Alphabet, Inc. - Class C*	22,470	16,694,086
Baidu, Inc. - ADR (China)*	6,090	994,314
Benefitfocus, Inc.*	20,450	596,322
eBay, Inc.*	207,660	4,871,704
Envestnet, Inc.*	35,520	832,944
Match Group, Inc.*	47,500	596,125
MercadoLibre, Inc. (Argentina)	8,390	824,234
Q2 Holdings, Inc.*	17,290	374,501
Tencent Holdings Ltd. - Class H (China)[1]	44,300	832,251

		43,569,873

IT Services - 3.5%
Amdocs Ltd. - ADR	10,390	568,749
EVERTEC, Inc.	48,448	665,676
InterXion Holding N.V. - ADR (Netherlands)*	11,700	367,497
MasterCard, Inc. - Class A	204,130	18,173,694
PayPal Holdings, Inc.*	305,430	11,038,240

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
VeriFone Systems, Inc.*	275,380	$6,441,138
Visa, Inc. - Class A	144,700	10,778,703

		48,033,697

Software - 1.6%
Electronic Arts, Inc.*	261,100	16,852,700
SAP SE (Germany)[1]	14,490	1,154,629
ServiceNow, Inc.*	63,510	3,950,957
TOTVS S.A. (Brazil)	52,040	421,545

		22,379,831

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	165,270	16,087,382
Samsung Electronics Co. Ltd. (South Korea)[1]	1,830	1,770,439

		17,857,821

Total Information Technology		163,100,725

Materials - 3.0%
Chemicals - 2.3%
Ashland, Inc.	120,600	11,428,056
Givaudan S.A. (Switzerland)[1]	250	468,171
Monsanto Co.	207,370	18,787,722
Potash Corp. of Saskatchewan, Inc. (Canada)	3,250	52,975
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	23,015	373,533
Symrise AG (Germany)[1]	6,510	422,166

		31,532,623

Metals & Mining - 0.7%
Alcoa, Inc.	1,245,816	9,081,999
Alumina Ltd. (Australia)[1]	105,362	78,865
Norsk Hydro ASA (Norway)[1]	45,388	150,889
ThyssenKrupp AG (Germany)[1]	12,280	189,740

		9,501,493

Total Materials		41,034,116

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%##
Telefonica S.A. - ADR (Spain)	66,980	702,620
Telesites S.A.B. de C.V. (Mexico)*	55,703	33,782

		736,402

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	55,703	787,640

4

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
China Mobile Ltd. - Class H (China)[1]	22,820	$250,659

		1,038,299

Total Telecommunication Services		1,774,701

TOTAL COMMON STOCKS (Identified Cost $551,522,191)		542,617,189

LOAN ASSIGNMENTS - 0.1%

Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 3.50%, 2/13/2019
(Identified Cost $1,996,116)	2,000,000	1,921,660

CORPORATE BONDS - 25.0%

Non-Convertible Corporate Bonds - 25.0%
Consumer Discretionary - 3.4%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,500,000	1,554,569
Techniplas LLC[4], 10.00%, 5/1/2020	1,055,000	727,950

		2,282,519

Automobiles - 0.4%
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 4/15/2023	205,000	191,163
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,123,880
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	812,481
Ford Motor Credit Co. LLC[3], 2.20%, 1/8/2019	1,500,000	1,488,171
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	1,250,819

		5,866,514

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	2,975,632

Hotels, Restaurants & Leisure - 0.1%
MGM Resorts International, 10.00%, 11/1/2016	870,000	913,500
MGM Resorts International, 7.75%, 3/15/2022	205,000	217,300

		1,130,800

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	1,960,000	1,719,900
Lennar Corp., 12.25%, 6/1/2017	830,000	927,525
Meritage Homes Corp., 7.15%, 4/15/2020	865,000	901,762

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Meritage Homes Corp., 7.00%, 4/1/2022	885,000	$907,125
NVR, Inc., 3.95%, 9/15/2022	2,028,000	2,063,614
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	940,000	911,800
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,061,225

		8,492,951

Media - 1.4%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,095,000	1,246,538
Cablevision Systems Corp., 8.00%, 4/15/2020	205,000	193,725
Cequel Communications Holdings I LLC - Cequel Capital Corp.[4], 6.375%, 9/15/2020	225,000	217,406
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	1,245,000	1,248,113
Comcast Corp., 3.375%, 8/15/2025	500,000	510,561
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,307,683
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,442,192
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,140,152
Numericable-SFR SAS (France)[4], 6.25%, 5/15/2024	205,000	199,875
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	1,500,000	1,458,750
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	945,000	949,725
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,300,000	2,715,373
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,300,560
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,736,253
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	1,760,000	1,641,200

		19,308,106

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,480,000	1,442,230
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,186,028

		2,628,258

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,500,000	1,529,242

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc., 4.25%, 4/1/2025	1,525,000	1,465,667

5

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	640,000	$687,249

		2,152,916

Total Consumer Discretionary		46,366,938

Consumer Staples - 1.3%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 2/1/2023	750,000	761,218
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,060,000	1,227,606
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,900,000	2,737,353
PepsiCo, Inc., 3.10%, 7/17/2022	2,895,000	3,015,096
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	1,350,000	1,506,638
SABMiller plc (United Kingdom)[4], 6.50%, 7/15/2018	1,000,000	1,107,827

		10,355,738

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	1,320,000	1,194,600
CVS Health Corp., 3.50%, 7/20/2022	1,450,000	1,492,971
The Kroger Co., 2.60%, 2/1/2021	1,235,000	1,250,504

		3,938,075

Food Products - 0.2%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	895,000	1,048,395
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	1,255,000	1,173,425

		2,221,820

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	1,410,000	1,339,500

Total Consumer Staples		17,855,133

Energy - 2.4%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,365,139
Ensco plc, 5.20%, 3/15/2025	1,465,000	886,325
FTS International, Inc., 6.25%, 5/1/2022	820,000	153,750
Pride International, Inc., 8.50%, 6/15/2019	700,000	560,000
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	3,095,000	3,028,312

		5,993,526

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp., 5.125%, 12/1/2022	455,000	$383,337
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	350,000	336,142
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	205,000	143,244
Chevron Corp., 1.79%, 11/16/2018	1,420,000	1,419,297
Columbia Pipeline Group, Inc.[4], 2.45%, 6/1/2018	800,000	776,489
Columbia Pipeline Group, Inc.[4], 4.50%, 6/1/2025	1,050,000	947,114
Concho Resources, Inc., 5.50%, 10/1/2022	205,000	184,500
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	1,460,000	879,650
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	350,000	381,138
Energy Transfer Equity LP, 5.875%, 1/15/2024	205,000	159,900
Hiland Partners LP - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	2,900,000	2,871,000
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	205,000	160,413
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	1,950,000	1,793,097
Laredo Petroleum, Inc., 5.625%, 1/15/2022	300,000	213,000
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	900,000	823,500
Petrobras Global Finance B.V. (Brazil)[3], 1.99%, 5/20/2016	3,680,000	3,638,600
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,373,648
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	450,000	441,000
Petroleos Mexicanos (Mexico)[4], 5.50%, 2/4/2019	1,215,000	1,215,000
Petroleos Mexicanos (Mexico)[4], 4.50%, 1/23/2026	1,925,000	1,655,500
Repsol Oil & Gas Canada, Inc. (Canada), 3.75%, 2/1/2021	2,090,000	1,703,005
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	2,420,000	2,214,300
Targa Resources Partners LP - Targa Resources Partners Finance Corp.[4], 6.75%, 3/15/2024	975,000	804,375
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	1,440,000	1,415,818
WPX Energy, Inc., 6.00%, 1/15/2022	1,075,000	623,500

		26,556,567

Total Energy		32,550,093

6

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 11.1%
Banks - 3.0%
Bank of America Corp., 6.50%, 8/1/2016		1,900,000	$1,949,391
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	1,161,309
Bank of America Corp., 5.70%, 5/2/2017		3,061,000	3,188,711
Bank of America Corp., 6.875%, 4/25/2018		1,030,000	1,130,230
Bank of America Corp., 7.625%, 6/1/2019		415,000	481,463
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017		1,650,000	1,759,390
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,050,000	1,155,841
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		1,200,000	1,596,601
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,655,000	1,781,607
CIT Group, Inc., 4.25%, 8/15/2017		910,000	919,100
Citigroup, Inc., 1.80%, 2/5/2018		1,400,000	1,389,038
Citigroup, Inc., 3.875%, 3/26/2025		1,325,000	1,275,152
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	284,529
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.375%		700,000	714,224
Cooperatieve Rabobank U.A. (Netherlands)[5,7], 8.40%		670,000	713,550
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018		1,605,000	1,598,397
ING Bank N.V. (Netherlands)[4], 1.80%, 3/16/2018		725,000	725,244
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,085,725
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		1,380,000	1,565,266
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,404,553
Lloyds Bank plc (United Kingdom)[4,5,8], 12.00%		1,000,000	1,399,060
Lloyds Bank plc (United Kingdom)[3], 9.875%, 12/16/2021		1,300,000	1,374,672
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025		2,601,000	2,627,796
Popular, Inc., 7.00%, 7/1/2019		1,980,000	1,843,875
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	337,951
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,414,524
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	367,581
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,245,162

	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	$291,977

			41,781,919

Capital Markets - 2.5%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,718,752
The Goldman Sachs Group, Inc.[3], 1.462%, 11/15/2018		6,235,000	6,227,530
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,698,438
The Goldman Sachs Group, Inc.[3], 2.012%, 11/29/2023		1,120,000	1,125,313
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,365,000	1,360,520
Morgan Stanley, 3.80%, 4/29/2016		5,020,000	5,055,426
Morgan Stanley, 2.125%, 4/25/2018		5,000,000	5,003,145
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,330,860
Morgan Stanley, 5.00%, 11/24/2025		1,075,000	1,133,597
UBS AG (Switzerland)[3], 7.25%, 2/22/2022		1,170,000	1,213,984
UBS AG (Switzerland), 7.625%, 8/17/2022		810,000	916,952
UBS AG (Switzerland)[3], 4.75%, 5/22/2023		2,010,000	2,027,198

			34,811,715

Consumer Finance - 0.4%
Ally Financial, Inc., 2.75%, 1/30/2017		955,000	944,256
Ally Financial, Inc., 8.00%, 12/31/2018		205,000	223,706
Capital One Bank USA N.A., 2.15%, 11/21/2018		900,000	900,847
Navient Corp., 6.00%, 1/25/2017		915,000	926,437
Navient Corp., 6.125%, 3/25/2024		2,120,000	1,741,050

			4,736,296

Diversified Financial Services - 1.0%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021		205,000	200,900
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	93,480
CME Group, Inc., 3.00%, 9/15/2022		1,240,000	1,271,174
General Electric Co.[3], 1.001%, 5/5/2026		2,310,000	2,096,272
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023		1,850,000	1,990,263
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023		1,475,000	1,496,284
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020		870,000	726,450
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022		1,030,000	811,125

7

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Jefferies Group LLC, 8.50%, 7/15/2019	1,175,000	$1,350,210
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,089,196
Peachtree Corners Funding Trust[4], 3.976%, 2/15/2025	475,000	476,608
Springleaf Finance Corp., 7.75%, 10/1/2021	205,000	192,700
Voya Financial, Inc., 5.50%, 7/15/2022	1,165,000	1,303,141

		14,097,803

Insurance - 1.4%
Aegon N.V. (Netherlands)[3,5], 2.074%	2,150,000	1,604,068
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	3,951,727
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	4,835,000	5,091,207
AXA S.A. (France)[3,5], 1.825%	2,640,000	2,025,284
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,080,220
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,672,864
Prudential Financial, Inc.[9], 5.875%, 9/15/42	1,950,000	2,045,063

		18,470,433

Real Estate Investment Trusts (REITS) - 2.5%
American Tower Corp., 2.80%, 6/1/2020	1,300,000	1,287,807
BioMed Realty LP, 3.85%, 4/15/2016	235,000	236,257
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,579,427
Boston Properties LP, 5.625%, 11/15/2020	410,000	461,535
Camden Property Trust, 5.70%, 5/15/2017	705,000	738,634
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	1,040,000	1,143,070
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	333,000	362,324
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	1,300,000	1,300,000
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,506,073
Duke Realty LP, 3.75%, 12/1/2024	1,350,000	1,336,385
DuPont Fabros Technology LP, 5.875%, 9/15/2021	940,000	968,200
HCP, Inc., 6.70%, 1/30/2018	3,675,000	3,996,985
HCP, Inc., 4.00%, 6/1/2025	1,000,000	982,257
Hospitality Properties Trust, 6.70%, 1/15/2018	1,385,000	1,465,198
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	735,000	746,025

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	1,620,000	$1,620,000
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,719,714
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,024,509
UDR, Inc., 4.625%, 1/10/2022	980,000	1,065,487
Welltower, Inc., 6.20%, 6/1/2016	3,640,000	3,697,974
Welltower, Inc., 4.95%, 1/15/2021	330,000	358,626
Welltower, Inc., 4.00%, 6/1/2025	900,000	896,335

		34,492,822

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	845,000	775,288
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	915,000	940,163

		1,715,451

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	1,451,363
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	1,540,000	1,370,600
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	950,000	437,000

		3,258,963

Total Financials		153,365,402

Health Care - 0.8%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	1,555,000	1,411,162
Amgen, Inc., 2.70%, 5/1/2022	320,000	316,138

		1,727,300

Health Care Equipment & Supplies - 0.0%##
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	475,000	473,877

Health Care Providers & Services - 0.4%
Aetna, Inc., 3.50%, 11/15/2024	1,495,000	1,480,247
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,349,354
HCA, Inc., 7.50%, 2/15/2022	410,000	455,100
Kindred Healthcare, Inc., 8.75%, 1/15/2023	205,000	183,475
Tenet Healthcare Corp.[3,4], 4.012%, 6/15/2020	1,025,000	1,007,062

8

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	900,000	$902,250

		5,377,488

Pharmaceuticals - 0.3%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	1,440,000	1,252,800
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	950,000	890,625
Roche Holdings, Inc. (Switzerland)[4], 6.00%, 3/1/2019	1,184,000	1,337,959

		3,481,384

Total Health Care		11,060,049

Industrials - 2.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	2,013,000	1,761,375
L-3 Communications Corp., 3.95%, 11/15/2016	130,000	131,793
TransDigm, Inc., 7.50%, 7/15/2021	205,000	209,100

		2,102,268

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,10], 10.00%, 2/15/2018	880,000	814,000

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	1,395,000	1,388,025
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,852,546	1,959,067
Southwest Airlines Co., 2.75%, 11/6/2019	1,495,000	1,520,463
Southwest Airlines Co., 2.65%, 11/5/2020	500,000	502,665

		5,370,220

Commercial Services & Supplies - 0.1%
The ADT Corp., 3.50%, 7/15/2022	205,000	185,012
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	865,000	661,725
Modular Space Corp.[4], 10.25%, 1/31/2019	945,000	304,656
United Rentals North America, Inc., 6.125%, 6/15/2023	205,000	197,312

		1,348,705

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[4,11], 7.75%, 2/1/2020	1,100,000	184,250

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
AECOM, 5.875%, 10/15/2024	205,000	$204,231

		388,481

Industrial Conglomerates - 0.1%
Danaher Corp., 1.65%, 9/15/2018	1,450,000	1,462,031

Machinery - 0.3%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	870,000	931,335
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	985,000	896,350
Stanley Black & Decker, Inc., 2.451%, 11/17/2018	800,000	810,083
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	1,155,000	1,143,450

		3,781,218

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	600,000	580,190
The Hertz Corp., 6.25%, 10/15/2022	205,000	199,363
Union Pacific Corp., 5.65%, 5/1/2017	815,000	856,490
Union Pacific Corp., 7.875%, 1/15/2019	495,000	575,402

		2,211,445

Trading Companies & Distributors - 1.2%
Air Lease Corp., 2.625%, 9/4/2018	2,935,000	2,888,119
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,834,969
Aircastle Ltd., 6.75%, 4/15/2017	500,000	519,375
Aircastle Ltd., 5.50%, 2/15/2022	205,000	203,975
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	3,995,000	4,033,728
Aviation Capital Group Corp.[4], 2.875%, 9/17/2018	1,300,000	1,274,000
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,230,000	1,231,538
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,100,000	1,064,250
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	981,357
International Lease Finance Corp.[3], 2.462%, 6/15/2016	1,525,000	1,513,563
International Lease Finance Corp., 8.75%, 3/15/2017	1,490,000	1,566,139

		17,111,013

Total Industrials		34,589,381

Information Technology - 0.7%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,300,000	1,265,191

9

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services - 0.1%
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	1,645,000	$1,682,401

IT Services - 0.2%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,405,000	1,425,580
Visa, Inc., 2.80%, 12/14/2022	1,400,000	1,426,365

		2,851,945

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,490,000	1,520,977
Micron Technology, Inc., 5.50%, 2/1/2025	205,000	161,950

		1,682,927

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc., 2.40%, 5/3/2023	645,000	633,011
Hewlett Packard Enterprise Co.[4], 2.45%, 10/5/2017	1,545,000	1,547,909
NCR Corp., 5.875%, 12/15/2021	205,000	201,412

		2,382,332

Total Information Technology		9,864,796

Materials - 1.0%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	1,305,000	1,148,400
The Dow Chemical Co., 8.55%, 5/15/2019	2,305,000	2,696,998
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	1,600,000	1,601,019

		5,446,417

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.512%, 12/15/2019	1,785,000	1,706,906

Metals & Mining - 0.4%
Alcoa, Inc., 5.87%, 2/23/2022	960,000	849,000
BHP Billiton Finance USA Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,392,707
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,523,947
Steel Dynamics, Inc., 5.125%, 10/1/2021	975,000	909,187
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	1,030,000	584,525

		5,259,366

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	$1,463,456

Total Materials		13,876,145

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc., 5.80%, 3/15/2022	1,570,000	1,452,250
Embarq Corp., 7.082%, 6/1/2016	955,000	971,713
Frontier Communications Corp., 7.625%, 4/15/2024	2,300,000	1,920,500
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,434,320
Verizon Communications, Inc., 5.15%, 9/15/2023	1,275,000	1,410,532

		8,189,315

Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	1,030,000	1,024,850
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	1,375,000	1,350,937
SBA Tower Trust[4], 5.101%, 4/17/2017	575,000	583,431
SBA Tower Trust[4], 2.933%, 12/15/2017	1,680,000	1,710,132
SBA Tower Trust[4], 3.598%, 4/15/2018	1,500,000	1,512,921
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	1,485,000	1,351,350
Sprint Communications, Inc., 6.00%, 11/15/2022	205,000	137,862
T-Mobile USA, Inc., 6.836%, 4/28/2023	1,335,000	1,375,050

		9,046,533

Total Telecommunication Services		17,235,848

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	1,930,000	1,698,400
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	1,275,000	1,144,313
NRG Energy, Inc., 6.25%, 7/15/2022	970,000	800,250
Talen Energy Supply LLC[4], 4.625%, 7/15/2019	2,000,000	1,530,000
TerraForm Global Operating LLC[4], 9.75%, 8/15/2022	1,535,000	1,197,300
TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	1,540,000	1,189,650

		7,559,913

Total Utilities		7,559,913

TOTAL CORPORATE BONDS
(Identified Cost $353,763,162)		344,323,698

10

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]
		VALUE

MUTUAL FUNDS - 0.0%##

iShares MSCI India ETF
(Identified Cost $202,352)	7,340	$191,133

U.S. TREASURY SECURITIES - 7.7%

U.S. Treasury Bonds - 1.0%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $13,958,234)	15,282,447	13,837,385

U.S. Treasury Notes - 6.7%
U.S. Treasury Floating Rate Note[3], 0.518%, 10/31/2017	30,000,000	29,989,710
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	24,183,546	24,200,547
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	24,346,793	24,406,710
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	14,264,907	13,944,318

Total U.S. Treasury Notes
(Identified Cost $92,215,356)		92,541,285

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $106,173,590)		106,378,670

ASSET-BACKED SECURITIES - 1.3%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	772,768	769,266
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	1,739,675	1,736,413
Colony American Homes, Series 2015-1A, Class A3,4, 1.626%, 7/17/2032	1,298,339	1,260,381
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[4], 1.05%, 3/20/2020	1,290,263	1,286,474
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	3,500,000	3,489,648
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	612,465	624,589
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	465,277	464,477
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	115,000	115,244
Home Partners of America Trust, Series 2016-1, Class A3,4, 2.074%, 3/17/2033	1,165,000	1,145,138
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.726%, 8/17/2032	2,484,843	2,449,738
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,400,000	1,393,763
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	1,442,028	1,441,460

	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.646%, 11/15/2027	2,116,000	$2,083,548

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $18,380,315)		18,260,139

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	233,041	241,809
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.832%, 5/10/2045	935,646	936,279
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[3], 5.889%, 7/10/2044	1,744,441	1,752,103
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	781,574	786,907
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[3], 5.749%, 9/11/2038	369,958	371,555
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	872,845	878,893
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	1,600,000	1,627,983
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	4,700,000	4,545,942
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	5,265	5,273
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	3,533,437	3,585,983
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 5.877%, 7/10/2038	225,300	226,054
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	4,700,000	4,698,917
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,061,257
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	5,225,000	5,242,328
Commercial Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	2,250,000	2,363,747
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	1,735,884	1,694,115
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	1,432,824	1,369,555

11

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	81,863	$82,009
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	1,875,000	1,880,679
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	984,431	986,217
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.441%, 8/25/2020	18,497,060	914,861
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.216%, 4/25/2021	8,586,580	464,737
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.551%, 10/25/2021	5,786,959	413,876
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.415%, 12/25/2021	8,904,532	591,287
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.491%, 6/25/2022	12,522,588	949,652
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.221%, 4/25/2023	64,861,046	856,776
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.12%, 5/25/2023	41,172,532	321,343
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.566%, 10/25/2018	8,658,026	320,388
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,718,810
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	750,000	772,126
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.766%, 4/25/2044	885,000	926,320
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	162,978,947	919,136
FREMF Mortgage Trust, Series 2013-K502, Class B3,4, 2.636%, 3/25/2045	2,135,000	2,139,869
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.369%, 5/25/2045	885,000	902,314
FREMF Mortgage Trust, Series 2014-K37, Class B3,4, 4.558%, 1/25/2047	1,977,000	2,098,664

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 4.085%, 8/25/2047	2,885,000	$2,966,690
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	1,500,000	1,476,807
FREMF Mortgage Trust, Series 2015-K720, Class B3,4, 3.389%, 7/25/2022	1,100,000	981,537
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2019	2,300,000	2,301,630
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2019	1,000,000	957,331
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	148,585	153,958
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	1,605,000	1,752,038
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	4,500,000	4,918,379
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4[3], 5.814%, 6/12/2043	1,160,229	1,161,393
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.93%, 4/17/2045	1,025,200	1,027,568
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,891,105	6,002,914
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	1,092,070	1,090,521
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	1,303,710	1,332,383
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	1,565,721	1,600,338
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	4,300,000	4,286,496
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	3,000,000	3,043,618
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4[3], 5.757%, 5/12/2039	238,457	238,283
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	46,351	46,328
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	2,100,000	2,096,418
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	1,656,571	1,705,495

12

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3], 3.75%, 8/25/2055		1,831,595	$1,886,681
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045		115,000	125,170
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025		1,026,476	1,046,729
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025		5,935,000	6,066,679
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.376%, 11/15/2026		3,550,000	3,526,268
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043		1,218,502	1,152,362
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043		1,062,664	1,058,118
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043		1,428,508	1,419,404
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/2045		2,131,819	2,129,852
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		350,000	372,586
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045		638,983	641,694
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		545,000	588,757
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		5,300,000	5,285,660
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		2,661	2,658
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,962,353
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045		2,007,829	2,061,889
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045		2,327,143	2,381,940

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $125,319,402)			123,496,689

FOREIGN GOVERNMENT BONDS - 1.9%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,148,632
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,250,000	417,922

	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	$912,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	167,700
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	300,000	360,326
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	300,000	349,064
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	390,000	304,478
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	116,138
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	399,083
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,296,523
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	400,990
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	224,014
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	67,327
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	885,404
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	84,326
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,070,757
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	219,961
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	836,649
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	393,767
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	403,539
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	780,182
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	341,300
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	532,494
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	605,738
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	231,339
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	374,582
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	76,403
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,610,000	194,129
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	621,775
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	383,370
Spain Government Bond (Spain)[4], 4.00%, 4/30/2020	EUR	515,000	641,972

13

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	760,000	$1,064,285
Spain Government Bond (Spain)[4], 1.60%, 4/30/2025	EUR	500,000	549,127
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	547,107
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	743,384

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $28,035,270)			25,745,787

U.S. GOVERNMENT AGENCIES - 8.8%

Mortgage-Backed Securities - 7.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		727,669	784,231
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		51,548	55,047
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		71,777	78,263
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		498,377	537,620
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		89,226	97,509
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		872,380	938,862
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		56,136	62,081
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,219,010	1,334,073
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,288,547	1,391,785
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,005,934	1,100,887
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,964,636	2,099,753
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		2,123,934	2,291,517
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		3,958,411	4,270,742
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		1,180,527	1,327,583
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		176,195	199,929
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		299,096	334,603
Fannie Mae, Pool #256673, 5.50%, 4/1/2037		1,219,791	1,366,946
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		386,224	437,916
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		1,335,238	1,514,233
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		649,861	724,750
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		831,737	943,432

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	831,185	$931,174
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	750,589	850,441
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	509,377	577,790
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,240,578	2,540,021
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	529,247	598,658
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	296,993	336,555
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	98,521	111,751
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,828,352	2,049,923
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	832,211	932,190
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	442,486	495,401
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	263,206	295,185
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,869,549	2,037,448
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,009,706	2,253,019
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,285,941	1,455,410
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,061,334	1,203,288
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,753,456	1,988,683
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,111,028	1,260,202
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,601,394	2,949,468
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,165,029	1,270,165
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	510,539	556,553
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	399,692	435,769
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,218,544	1,328,517
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	282,894	308,318
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,439,334	1,510,711
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	3,565,295	3,880,634
Fannie Mae, Pool #AS1845, 4.50%, 2/1/2044	5,190,737	5,658,731
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,911,585	5,351,651
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	252,654	267,422

14

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	89,071	$97,764
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	63,160	68,954
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	48,397	52,965
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	87,146	95,451
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	37,913	41,239
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,218,207	1,332,254
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,627,024	1,779,350
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,568,187	1,695,014
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,392,369	2,581,473
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,776,107	1,916,504
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	109,556	123,836
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	220,360	246,132
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	427,261	481,568
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	526,155	595,534
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	937,719	1,046,778
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	519,059	579,722
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	623,888	695,488
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	725,247	810,357
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,685,957	1,882,441
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	389,071	434,648
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	716,084	800,172
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,571,280	1,706,586
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	289,476	323,384
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	274,617	306,763

	PRINCIPAL AMOUNT2/ SHARES
		VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	447,496	$505,926
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	277,121	314,412
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	844,220	943,187
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,727,229	1,807,008
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,500,157	1,569,414
Freddie Mac, Pool #G60034, 4.50%, 2/1/2045	5,180,222	5,628,211
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	2,694,999	2,879,542
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	5,312,375	5,676,145
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	913	918

Total Mortgage-Backed Securities
(Identified Cost $102,051,525)		104,345,980

Other Agencies - 1.2%
Fannie Mae, 1.75%, 9/12/2019	16,000,000	16,304,128
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $118,125,086)		120,650,108

U.S. GOVERNMENT SECURITIES - 3.4%
U.S. Treasury Bills - 3.4%
U.S. Treasury Bill[12], 0.288%, 6/23/2016
(Identified Cost $46,248,475)	46,300,000	46,231,754

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Cash Management, Inc. - Institutional Shares[13], 0.29%,
(Identified Cost $43,666,221)	43,666,221	43,666,221

TOTAL INVESTMENTS - 99.8%
(Identified Cost $1,393,432,180)		1,373,483,048
OTHER ASSETS, LESS LIABILITIES - 0.2%		2,162,515

NET ASSETS - 100%		$1,375,645,563

15

Investment Portfolio - January 31, 2016

(unaudited)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest Only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of January 31, 2016.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $160,823,609 or 11.7%, of the Series’ net assets as of January 31, 2016.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

7The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

8The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Represents a Payment-In-Kind bond.

11Issuer filed for bankruptcy and/or is in default of interest payments.

12Represents the annualized yield at time of purchase.

13Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,394,641,146
Unrealized appreciation	62,500,273
Unrealized depreciation	(83,658,371)

Net unrealized depreciation	$(21,158,098)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Investment Portfolio - January 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$141,824,997	$136,877,419	$4,947,578	$—
Consumer Staples	56,595,643	26,612,076	29,983,567	—
Energy	26,482,150	24,562,233	1,919,917	—
Financials	40,024,927	38,177,811	1,847,116	—
Health Care	54,313,282	51,929,387	2,383,895	—
Industrials	17,466,648	9,423,259	8,043,389	—
Information Technology	163,100,725	156,471,078	6,629,647	—
Materials	41,034,116	39,724,285	1,309,831	—
Telecommunication Services	1,774,701	1,524,042	250,659	—
Debt securities:
Loan assignments	1,921,660	—	1,921,660	—
U.S. Treasury and other U.S. Government agencies	273,260,532	—	273,260,532	—
Corporate debt:
Consumer Discretionary	46,366,938	—	46,366,938	—
Consumer Staples	17,855,133	—	17,855,133	—
Energy	32,550,093	—	32,550,093	—
Financials	153,365,402	—	153,365,402	—
Health Care	11,060,049	—	11,060,049	—
Industrials	34,589,381	—	34,589,381	—
Information Technology	9,864,796	—	9,864,796	—
Materials	13,876,145	—	13,876,145	—
Telecommunication Services	17,235,848	—	17,235,848	—
Utilities	7,559,913	—	7,559,913	—
Asset-backed securities	18,260,139	—	18,260,139	—
Commercial mortgage-backed securities	123,496,689	—	123,496,689	—
Foreign government bonds	25,745,787	—	25,745,787	—
Mutual funds	43,857,354	43,857,354	—	—

Total assets	$1,373,483,048	$529,158,944	$844,324,104	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

17

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS - 51.7%

Consumer Discretionary - 13.7%
Auto Components - 0.0%##
F.C.C. Co. Ltd. (Japan)[1]	20,000	$443,792

Diversified Consumer Services - 0.3%
Fu Shou Yuan International Group Ltd. (China)[1]	1,665,000	1,198,066
Houghton Mifflin Harcourt Co.*	66,620	1,188,501
Kroton Educacional S.A. (Brazil)	361,534	768,298

		3,154,865

Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)[1]	21,680	823,365
Dunkin’ Brands Group, Inc.	29,020	1,142,227
Yum! Brands, Inc.	171,020	12,376,717

		14,342,309

Internet & Catalog Retail - 2.1%
ASOS plc (United Kingdom)*[1]	15,030	668,777
The Priceline Group, Inc.*	15,630	16,645,481
Rakuten, Inc. (Japan)[1]	79,580	822,451
TripAdvisor, Inc.*	142,560	9,517,306

		27,654,015

Media - 8.4%
AMC Networks, Inc. - Class A*	320,850	23,354,670
Discovery Communications, Inc. - Class A*	80,710	2,226,789
Global Mediacom Tbk PT (Indonesia)[1]	3,486,270	203,960
ITV plc (United Kingdom)[1]	134,250	513,224
Liberty Global plc - Class A - ADR (United Kingdom)*	291,671	10,036,399
Modern Times Group AB - Class B (Sweden)[1]	6,580	174,520
Sinclair Broadcast Group, Inc. - Class A	369,630	12,197,790
TEGNA, Inc.	295,840	7,103,118
Time Warner, Inc.	375,250	26,432,610
Tribune Media Co. - Class A	346,380	11,413,221
Twenty-First Century Fox, Inc. - Class A	549,040	14,807,609

		108,463,910

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	15,800	2,402,390
Dick’s Sporting Goods, Inc.	21,480	839,438
Kingfisher plc (United Kingdom)[1]	100,520	470,397

		3,712,225

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	8,700	845,814

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Gildan Activewear, Inc. (Canada)	40,380	$1,017,576
Kering (France)[1]	5,490	925,184
lululemon athletica, Inc.*	271,129	16,828,977

		19,617,551

Total Consumer Discretionary		177,388,667

Consumer Staples - 5.4%
Beverages - 3.3%
AMBEV S.A. - ADR (Brazil)	2,894,795	13,518,693
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	102,244	12,858,805
Cia Cervecerias Unidas S.A. - ADR (Chile)	26,690	576,237
Diageo plc (United Kingdom)[1]	482,910	13,000,748
Remy Cointreau S.A. (France)[1]	1,770	127,125
SABMiller plc (United Kingdom)[1]	6,390	382,654
Treasury Wine Estates Ltd. (Australia)[1]	282,359	1,837,734

		42,301,996

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	7,655	217,866
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	158,120	980,254
Sprouts Farmers Market, Inc.*	64,530	1,471,284
Tesco plc (United Kingdom)*[1]	309,692	770,556

		3,439,960

Food Products - 0.5%
Adecoagro S.A. (Luxembourg)*	19,420	231,486
Danone S.A. (France)[1]	20,490	1,411,249
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	292,750	817,510
Nestle S.A. (Switzerland)[1]	19,666	1,448,842
Sao Martinho S.A. (Brazil)	76,330	912,189
Suedzucker AG (Germany)[1]	59,456	899,352
Tiger Brands Ltd. (South Africa)[1]	15,590	286,451
The WhiteWave Foods Co.*	20,350	768,213

		6,775,292

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	2,600	239,963
Unilever plc - ADR (United Kingdom)	322,209	14,264,192

		14,504,155

Tobacco - 0.2%
Gudang Garam Tbk PT (Indonesia)[1]	220,720	941,169
Japan Tobacco, Inc. (Japan)[1]	19,600	767,610

1

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	28,400	$1,010,267

		2,719,046

Total Consumer Staples		69,740,449

Energy - 2.4%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	192,431	13,906,988
Spectrum ASA (Norway)[1]	59,940	185,034
TGS Nopec Geophysical Co. ASA (Norway)[1]	33,910	491,434

		14,583,456

Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp. (Canada)	45,366	550,743
Cosan S.A. Industria e Comercio (Brazil)	40,160	252,418
Galp Energia SGPS S.A. (Portugal)[1]	88,920	1,054,998
Range Resources Corp.	497,650	14,710,534
Royal Dutch Shell plc - Class B (Netherlands)[1]	24,549	534,875
Whitehaven Coal Ltd. (Australia)*[1]	45,840	13,630

		17,117,198

Total Energy		31,700,654

Financials - 3.7%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	47,750	317,538

Capital Markets - 0.1%
Financial Engines, Inc.	23,220	626,243

Consumer Finance - 0.1%
SLM Corp.*	266,850	1,707,840

Diversified Financial Services - 0.2%
JSE Ltd. (South Africa)[1]	53,080	432,510
Morningstar, Inc.	16,950	1,362,949

		1,795,459

Real Estate Investment Trusts (REITS) - 2.8%
Agree Realty Corp.	16,550	611,029
Alexandria Real Estate Equities, Inc.	5,600	443,408
alstria office REIT AG (Germany)[1]	105,980	1,320,287
American Campus Communities, Inc.	9,830	414,826
American Capital Agency Corp.	8,250	140,827
American Homes 4 Rent - Class A	18,540	277,915
Annaly Capital Management, Inc.	16,610	157,795

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A	14,990	$586,858
AvalonBay Communities, Inc.	5,870	1,006,646
Boston Properties, Inc.	4,390	510,162
Brixmor Property Group, Inc.	19,970	531,601
Care Capital Properties, Inc.	4,575	136,975
CatchMark Timber Trust, Inc. - Class A	28,950	315,266
Chesapeake Lodging Trust	26,160	657,139
Columbia Property Trust, Inc.	12,620	281,047
Community Healthcare Trust, Inc.	29,260	541,895
CoreSite Realty Corp.	2,780	178,309
Crown Castle International Corp.	4,950	426,690
CubeSmart	21,650	677,429
DCT Industrial Trust, Inc.	8,080	289,183
DDR Corp.	23,760	406,534
Digital Realty Trust, Inc.	2,190	175,375
Douglas Emmett, Inc.	17,080	505,226
Education Realty Trust, Inc.	10,596	414,092
Equity LifeStyle Properties, Inc.	4,880	321,690
Equity One, Inc.	13,250	367,290
Equity Residential	6,680	514,961
Extra Space Storage, Inc.	2,700	244,863
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	217,467	205,624
Forest City Realty Trust, Inc. - Class A*	28,310	557,707
General Growth Properties, Inc.	19,170	537,527
Healthcare Realty Trust, Inc.	10,710	311,018
Healthcare Trust of America, Inc. - Class A	17,170	481,447
Host Hotels & Resorts, Inc.	22,460	311,071
Kite Realty Group Trust	12,312	326,268
Lamar Advertising Co. - Class A	5,510	309,166
LaSalle Hotel Properties	21,100	467,576
Liberty Property Trust	12,920	378,814
Mack-Cali Realty Corp.	8,790	182,744
Mid-America Apartment Communities, Inc.	8,610	807,790
NorthStar Realty Finance Corp.	16,550	196,448
Outfront Media, Inc.	21,225	461,644
Paramount Group, Inc.	41,580	681,912
Pebblebrook Hotel Trust	11,090	270,818
Physicians Realty Trust	39,260	670,168
Prologis, Inc.	23,350	921,625
Public Storage	2,750	697,290
Retail Opportunity Investments Corp.	17,360	320,986

2

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rexford Industrial Realty, Inc.	32,400	$527,796
Scentre Group (Australia)[1]	105,240	328,744
Simon Property Group, Inc.	7,580	1,412,002
Sovran Self Storage, Inc.	5,910	665,939
Tanger Factory Outlet Centers, Inc.	9,150	292,709
Taubman Centers, Inc.	2,730	193,939
Terreno Realty Corp.	23,820	535,474
UDR, Inc.	14,950	532,071
Urban Edge Properties	18,330	445,419
Ventas, Inc.	5,690	314,771
Vornado Realty Trust	5,400	477,684
Welltower, Inc.	8,000	497,760
Westfield Corp. (Australia)[1]	44,050	313,574
Weyerhaeuser Co.	322,155	8,250,389

		36,341,232

Real Estate Management & Development - 0.5%
CBRE Group, Inc. - Class A*	6,860	191,874
First Capital Realty, Inc. (Canada)	14,240	190,287
Realogy Holdings Corp.*	193,100	6,333,680

		6,715,841

Total Financials		47,504,153

Health Care - 5.1%
Biotechnology - 0.2%
Cepheid, Inc.*	34,180	1,006,601
Seattle Genetics, Inc.*	34,130	1,125,607

		2,132,208

Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc.*	24,880	13,456,348
LDR Holding Corp.*	33,700	619,069
Medtronic plc	9,810	744,775
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,308,000	843,405

		15,663,597

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc.*	12,520	764,096
DaVita HealthCare Partners, Inc.*	27,380	1,837,746
Express Scripts Holding Co.*	123,000	8,840,010
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	10,780	957,375
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	21,970	977,445
KPJ Healthcare Berhad (Malaysia)[1]	359,110	374,235
Odontoprev S.A. (Brazil)	255,650	645,549

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Siloam International Hospitals Tbk PT (Indonesia)[1]	529,800	$348,367

		14,744,823

Health Care Technology - 1.0%
Cerner Corp.*	215,820	12,519,718

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	7,950	180,544
QIAGEN N.V.*[1]	8,920	203,772

		384,316

Pharmaceuticals - 1.6%
AstraZeneca plc - ADR (United Kingdom)	28,440	916,337
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	328,750	221,671
GlaxoSmithKline plc (United Kingdom)[1]	14,575	300,254
Johnson & Johnson	182,870	19,098,943
Novartis AG - ADR (Switzerland)	11,910	928,623

		21,465,828

Total Health Care		66,910,490

Industrials - 1.6%
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)	2,676	209,665

Commercial Services & Supplies - 0.2%
Aggreko plc (United Kingdom)[1]	62,586	763,974
MiX Telematics Ltd. - ADR (South Africa)	46,320	180,648
Stericycle, Inc.*	13,260	1,595,841

		2,540,463

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	32,120	861,893
Schneider Electric SE (France)[1]	8,391	447,706

		1,309,599

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	27,320	2,618,603

Machinery - 0.8%
ANDRITZ AG (Austria)[1]	13,130	610,521
FANUC Corp. (Japan)[1]	3,550	475,308
Flowserve Corp.	169,230	6,539,047
GEA Group AG (Germany)[1]	29,450	1,235,513
SMC Corp. (Japan)[1]	3,600	815,339
Sulzer AG (Switzerland)[1]	2,490	227,093

3

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)[1]	15,380	$190,428

		10,093,249

Marine - 0.0%##
D/S Norden A/S (Denmark)*[1]	1,440	19,199
Diana Shipping, Inc. (Greece)*	5,680	14,200
Pacific Basin Shipping Ltd. (Hong Kong)[1]	119,000	21,727

		55,126

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	57,350	468,130
Bureau Veritas S.A. (France)[1]	22,840	435,113
Intertek Group plc (United Kingdom)[1]	22,530	913,168

		1,816,411

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	28,620	1,418,980
Kansas City Southern	11,610	822,917

		2,241,897

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	8,017	393,374

Total Industrials		21,278,387

Information Technology - 15.7%
Communications Equipment - 2.0%
Juniper Networks, Inc.	467,280	11,027,808
QUALCOMM, Inc.	329,280	14,929,555

		25,957,363

Electronic Equipment, Instruments & Components - 1.0%
FLIR Systems, Inc.	264,620	7,737,489
Hitachi Ltd. (Japan)[1]	244,000	1,205,854
Keyence Corp. (Japan)[1]	1,809	853,641
PAX Global Technology Ltd. (Hong Kong)[1]	1,423,000	1,442,485
Trimble Navigation Ltd.*	84,240	1,624,990

		12,864,459

Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. - ADR (China)*	16,720	1,120,742
Alphabet, Inc. - Class A*	26,780	20,388,953
Alphabet, Inc. - Class C*	28,630	21,270,658
Baidu, Inc. - ADR (China)*	7,180	1,172,279
Benefitfocus, Inc.*	25,740	750,578

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
eBay, Inc.*	247,470	$5,805,646
Envestnet, Inc.*	44,760	1,049,622
Match Group, Inc.*	57,430	720,747
MercadoLibre, Inc. (Argentina)	10,140	996,154
Q2 Holdings, Inc.*	22,140	479,552
Tencent Holdings Ltd. - Class H (China)[1]	56,200	1,055,813

		54,810,744

IT Services - 4.6%
Amdocs Ltd. - ADR	12,600	689,724
InterXion Holding N.V. - ADR (Netherlands)*	14,020	440,368
MasterCard, Inc. - Class A	260,180	23,163,825
PayPal Holdings, Inc.*	389,960	14,093,154
VeriFone Systems, Inc.*	349,850	8,182,991
Visa, Inc. - Class A	179,340	13,359,037

		59,929,099

Software - 2.2%
Electronic Arts, Inc.*	332,020	21,430,231
SAP SE (Germany)[1]	18,830	1,500,460
ServiceNow, Inc.*	80,380	5,000,440
TOTVS S.A. (Brazil)	68,248	552,836

		28,483,967

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	201,600	19,623,744
Samsung Electronics Co. Ltd. (South Korea)[1]	2,370	2,292,863

		21,916,607

Total Information Technology		203,962,239

Materials - 3.9%
Chemicals - 3.0%
Ashland, Inc.	146,200	13,853,912
Givaudan S.A. (Switzerland)[1]	310	580,532
Monsanto Co.	263,820	23,902,092
Potash Corp. of Saskatchewan, Inc. (Canada)	6,580	107,254
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	28,219	457,994
Symrise AG (Germany)[1]	8,220	533,058

		39,434,842

Metals & Mining - 0.9%
Alcoa, Inc.	1,451,280	10,579,831
Alumina Ltd. (Australia)[1]	288,191	215,715
Norsk Hydro ASA (Norway)[1]	58,554	194,658

4

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
ThyssenKrupp AG (Germany)[1]	19,560	$302,225

		11,292,429

Total Materials		50,727,271

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	90,606	950,457
Telesites S.A.B. de C.V. (Mexico)*	71,569	43,404

		993,861

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	83,629	1,182,514
China Mobile Ltd. - Class H (China)[1]	29,210	320,848

		1,503,362

Total Telecommunication Services		2,497,223

TOTAL COMMON STOCKS (Identified Cost $679,515,701)		671,709,533

LOAN ASSIGNMENTS - 0.1%
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 3.50%, 2/13/2019 (Identified Cost $1,994,064)	2,000,000	1,921,660

CORPORATE BONDS - 19.7%

Non-Convertible Corporate Bonds - 19.7%
Consumer Discretionary - 2.4%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,450,000	1,502,750
Techniplas LLC[4], 10.00%, 5/1/2020	975,000	672,750

		2,175,500

Automobiles - 0.2%
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 4/15/2023	195,000	181,838
Ford Motor Credit Co. LLC[3], 2.20%, 1/8/2019	1,425,000	1,413,762
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,221,595

		2,817,195

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	2,938,371

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc (United States)[4], 6.25%, 2/15/2022	60,000	$57,750
MGM Resorts International, 10.00%, 11/1/2016	795,000	834,750
MGM Resorts International, 7.75%, 3/15/2022	195,000	206,700

		1,099,200

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	1,800,000	1,579,500
Lennar Corp., 12.25%, 6/1/2017	740,000	826,950
Meritage Homes Corp., 7.15%, 4/15/2020	795,000	828,788
Meritage Homes Corp., 7.00%, 4/1/2022	810,000	830,250
NVR, Inc., 3.95%, 9/15/2022	1,700,000	1,729,854
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	915,000	887,550
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	1,056,550

		7,739,442

Media - 1.0%
Cablevision Systems Corp., 8.00%, 4/15/2020	195,000	184,275
Cequel Communications Holdings I LLC - Cequel Capital Corp.[4], 6.375%, 9/15/2020	215,000	207,744
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	1,260,000	1,263,150
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,653,021
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,442,192
DISH DBS Corp., 4.625%, 7/15/2017	855,000	872,100
Numericable-SFR SAS (France)[4], 6.25%, 5/15/2024	195,000	190,125
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	1,385,000	1,346,913
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	1,120,000	1,125,600
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,310,000	1,546,582

5

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	$1,300,560
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	1,565,000	1,459,362

		12,591,624

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,310,676

Textiles, Apparel & Luxury Goods - 0.1%
VF Corp., 5.95%, 11/1/2017	880,000	944,967

Total Consumer Discretionary		31,616,975

Consumer Staples - 1.2%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 2/1/2023	650,000	659,722
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,050,000	1,216,025
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,770,000	2,550,060
PepsiCo, Inc., 3.10%, 7/17/2022	2,720,000	2,832,836
SABMiller plc (United Kingdom)[4], 6.50%, 7/15/2018	1,000,000	1,107,827

		8,366,470

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	1,265,000	1,144,825
CVS Health Corp., 3.50%, 7/20/2022	1,360,000	1,400,304
The Kroger Co., 2.60%, 2/1/2021	690,000	698,662

		3,243,791

Food Products - 0.2%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	1,070,000	1,253,388
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	1,285,000	1,201,475

		2,454,863

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	1,270,000	1,206,500

Total Consumer Staples		15,271,624

Energy - 2.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,050,539
Ensco plc, 5.20%, 3/15/2025	2,195,000	1,327,975

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
FTS International, Inc., 6.25%, 5/1/2022	775,000	$145,311
Pride International, Inc., 8.50%, 6/15/2019	600,000	480,000
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	2,830,000	2,769,022

		5,772,847

Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp., 5.125%, 12/1/2022	405,000	341,212
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	500,000	480,203
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	195,000	136,256
Chevron Corp., 1.79%, 11/16/2018	1,295,000	1,294,359
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,339,925
Columbia Pipeline Group, Inc.[4], 2.45%, 6/1/2018	1,000,000	970,611
Columbia Pipeline Group, Inc.[4], 4.50%, 6/1/2025	1,250,000	1,127,516
Concho Resources, Inc., 5.50%, 10/1/2022	195,000	175,500
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	1,350,000	813,375
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	375,000	408,363
Energy Transfer Equity LP, 5.875%, 1/15/2024	195,000	152,100
Hiland Partners LP - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	2,850,000	2,821,500
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	195,000	152,588
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	1,000,000	851,013
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	1,100,000	1,011,491
Laredo Petroleum, Inc., 5.625%, 1/15/2022	285,000	202,350
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	810,000	741,150
Petrobras Global Finance B.V. (Brazil)[3], 1.99%, 5/20/2016	3,642,000	3,601,028
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,370,000	1,399,181
Petroleos Mexicanos (Mexico)[4], 4.50%, 1/23/2026	1,905,000	1,638,300

6

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol Oil & Gas Canada, Inc. (Canada), 3.75%, 2/1/2021		3,140,000	$2,558,582
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		2,285,000	2,090,775
Targa Resources Partners LP - Targa Resources Partners Finance Corp.[4], 6.75%, 3/15/2024		900,000	742,500
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017		1,325,000	1,302,749
WPX Energy, Inc., 6.00%, 1/15/2022		1,085,000	629,300

			26,981,927

Total Energy			32,754,774

Financials - 7.8%
Banks - 2.5%
Bank of America Corp., 5.70%, 5/2/2017		910,000	947,967
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017		1,500,000	1,599,445
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,100,000	1,210,881
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		2,050,000	2,727,527
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,670,000	1,797,755
CIT Group, Inc., 4.25%, 8/15/2017		795,000	802,950
Citigroup, Inc., 1.80%, 2/5/2018		1,315,000	1,304,704
Citigroup, Inc., 3.875%, 3/26/2025		1,425,000	1,371,390
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	277,233
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.40%		850,000	905,250
Cooperatieve Rabobank U.A. (Netherlands)[5,7], 8.375%		450,000	459,144
ING Bank N.V. (Netherlands)[4], 1.80%, 3/16/2018		700,000	700,236
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	1,697,149
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		1,400,000	1,587,951
Lloyds Bank plc (United Kingdom)[4,5,8], 12.00%		930,000	1,301,126
Lloyds Bank plc (United Kingdom)[3], 9.875%, 12/16/2021		1,335,000	1,411,682
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025		5,535,000	5,592,022
Popular, Inc., 7.00%, 7/1/2019		1,815,000	1,690,219

	PRINCIPAL
	AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	$334,196
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,455,655
Santander Bank N.A., 8.75%, 5/30/2018		1,300,000	1,471,105
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,195,000	1,176,260
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	291,977

			32,113,824

Capital Markets - 1.2%
Goldman Sachs Capital II3,5, 4.00%		820,000	541,200
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,718,752
The Goldman Sachs Group, Inc.[3], 1.462%, 11/15/2018		2,545,000	2,541,951
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,439,679
The Goldman Sachs Group, Inc.[3], 2.012%, 11/29/2023		1,100,000	1,105,218
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,315,000	1,310,684
Morgan Stanley, 5.00%, 11/24/2025		1,150,000	1,212,685
UBS AG (Switzerland)[3], 7.25%, 2/22/2022		1,150,000	1,193,232
UBS AG (Switzerland), 7.625%, 8/17/2022		825,000	933,933
UBS AG (Switzerland)[3], 4.75%, 5/22/2023		1,940,000	1,956,599

			15,953,933

Consumer Finance - 0.3%
Ally Financial, Inc., 2.75%, 1/30/2017		855,000	845,381
Ally Financial, Inc., 8.00%, 12/31/2018		195,000	212,794
Navient Corp., 6.00%, 1/25/2017		815,000	825,188
Navient Corp., 6.125%, 3/25/2024		1,940,000	1,593,225

			3,476,588

Diversified Financial Services - 0.8%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021		195,000	191,100
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	93,480

7

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
General Electric Co.[3], 1.001%, 5/5/2026	2,295,000	$2,082,660
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	3,070,000	3,302,761
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	1,460,000	1,481,068
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	875,000	730,625
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	960,000	756,000
Peachtree Corners Funding Trust[4], 3.976%, 2/15/2025	475,000	476,608
Springleaf Finance Corp., 7.75%, 10/1/2021	195,000	183,300
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,325,513

		10,623,115

Insurance - 1.3%
Aegon N.V. (Netherlands)[3,5], 2.074%	2,175,000	1,622,720
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	3,887,731
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	4,775,000	5,028,027
AXA S.A. (France)[3,5], 1.825%	2,700,000	2,071,313
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,025,000	1,074,169
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,368,707
Prudential Financial, Inc.[9], 5.875%, 9/15/2042	1,975,000	2,071,281

		17,123,948

Real Estate Investment Trusts (REITS) - 1.4%
American Tower Corp., 2.80%, 6/1/2020	2,250,000	2,228,897
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,545,941
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	1,045,000	1,148,566
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	353,000	384,085
Crown Castle Towers LLC[4], 3.222%, 5/15/2022	960,000	960,000
Digital Delta Holdings LLC[4], 3.40%, 10/1/2020	1,000,000	1,011,250

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	$222,468
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,040,593
DuPont Fabros Technology LP, 5.875%, 9/15/2021	855,000	880,650
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	1,150,000	1,134,383
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,381,271
HCP, Inc., 4.00%, 6/1/2025	1,100,000	1,080,483
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	685,000	695,275
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	1,505,000	1,505,000
Welltower, Inc., 4.95%, 1/15/2021	275,000	298,855
Welltower, Inc., 4.00%, 6/1/2025	800,000	796,742

		17,314,459

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	870,000	798,225
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	855,000	878,513

		1,676,738

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,077,300
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	1,395,000	1,241,550
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	875,000	402,500

		2,721,350

Total Financials		101,003,955

Health Care - 0.6%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	1,425,000	1,293,187

Health Care Equipment & Supplies - 0.0%##
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	475,000	473,877

Health Care Providers & Services - 0.3%
Aetna, Inc., 3.50%, 11/15/2024	1,555,000	1,539,655
HCA, Inc., 7.50%, 2/15/2022	390,000	432,900

8

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc., 8.75%, 1/15/2023	195,000	$174,525
Tenet Healthcare Corp.[3,4], 4.012%, 6/15/2020	945,000	928,462
Tenet Healthcare Corp., 8.125%, 4/1/2022	820,000	822,050

		3,897,592

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	1,330,000	1,157,100
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	1,410,000	1,321,875

		2,478,975

Total Health Care		8,143,631

Industrials - 2.1%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	1,874,000	1,639,750
TransDigm, Inc., 7.50%, 7/15/2021	195,000	198,900

		1,838,650

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,10], 10.00%, 2/15/2018	904,000	836,200

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	1,250,000	1,243,750
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,209,826	1,279,391
Southwest Airlines Co., 2.75%, 11/6/2019	1,555,000	1,581,485
Southwest Airlines Co., 2.65%, 11/5/2020	500,000	502,665

		4,607,291

Commercial Services & Supplies - 0.1%
The ADT Corp., 3.50%, 7/15/2022	195,000	175,988
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	840,000	642,600
Modular Space Corp.[4], 10.25%, 1/31/2019	1,065,000	343,342
United Rentals North America, Inc., 6.125%, 6/15/2023	195,000	187,688

		1,349,618

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[4,11], 7.75%, 2/1/2020	985,000	$164,987
AECOM, 5.875%, 10/15/2024	195,000	194,269

		359,256

Industrial Conglomerates - 0.1%
Danaher Corp., 1.65%, 9/15/2018	1,360,000	1,371,284

Machinery - 0.2%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	780,000	834,990
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	1,005,000	914,550
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	1,055,000	1,044,450

		2,793,990

Road & Rail - 0.0%##
The Hertz Corp., 6.25%, 10/15/2022	195,000	189,638

Trading Companies & Distributors - 1.0%
Air Lease Corp., 2.625%, 9/4/2018	2,780,000	2,735,595
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,834,969
Aircastle Ltd., 5.50%, 2/15/2022	195,000	194,025
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	2,100,000	2,120,357
Aviation Capital Group Corp.[4], 2.875%, 9/17/2018	2,450,000	2,401,000
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,050,000	1,051,313
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,088,438
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	591,849
International Lease Finance Corp.[3], 2.462%, 6/15/2016	560,000	555,800
International Lease Finance Corp., 8.75%, 3/15/2017	900,000	945,990

		13,519,336

Total Industrials		26,865,263

Information Technology - 0.7%
Communications Equipment - 0.1%
QUALCOMM, Inc., 3.45%, 5/20/2025	1,200,000	1,167,869

Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China), 2.50%, 11/28/2019	50,000	49,407

9

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	2,110,000	$2,157,973

		2,207,380

IT Services - 0.2%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,305,000	1,324,116
Visa, Inc., 2.80%, 12/14/2022	1,260,000	1,283,728

		2,607,844

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,415,000	1,444,418
Micron Technology, Inc., 5.50%, 2/1/2025	195,000	154,050

		1,598,468

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.[4], 2.45%, 10/5/2017	1,415,000	1,417,664
NCR Corp., 5.875%, 12/15/2021	195,000	191,587

		1,609,251

Total Information Technology		9,190,812

Materials - 0.9%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	1,335,000	1,174,800
The Dow Chemical Co., 8.55%, 5/15/2019	2,380,000	2,784,752
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	1,450,000	1,450,924

		5,410,476

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.512%, 12/15/2019	1,605,000	1,534,781

Metals & Mining - 0.3%
Alcoa, Inc., 5.87%, 2/23/2022	860,000	760,562
BHP Billiton Finance USA Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,048,626
Steel Dynamics, Inc., 5.125%, 10/1/2021	905,000	843,913
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	1,020,000	578,850

		3,231,951

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	$1,509,671

Total Materials		11,686,879

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc., 5.80%, 3/15/2022	1,420,000	1,313,500
Embarq Corp., 7.082%, 6/1/2016	855,000	869,962
Frontier Communications Corp., 7.625%, 4/15/2024	2,080,000	1,736,800
Verizon Communications, Inc., 5.15%, 9/15/2023	1,160,000	1,283,308

		5,203,570

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	860,000	855,700
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	1,300,000	1,277,250
SBA Tower Trust[4], 5.101%, 4/17/2017	575,000	583,431
SBA Tower Trust[4], 2.933%, 12/15/2017	1,285,000	1,308,047
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	1,380,000	1,255,800
Sprint Communications, Inc., 6.00%, 11/15/2022	195,000	131,138
T-Mobile USA, Inc., 6.836%, 4/28/2023	1,235,000	1,272,050

		6,683,416

Total Telecommunication Services		11,886,986

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	1,745,000	1,535,600
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	1,310,000	1,175,725
NRG Energy, Inc., 6.25%, 7/15/2022	895,000	738,375
Talen Energy Supply LLC[4], 4.625%, 7/15/2019	1,850,000	1,415,250
TerraForm Global Operating LLC[4], 9.75%, 8/15/2022	1,410,000	1,099,800

10

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM	PRINCIPAL
SERIES	AMOUNT2/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	1,435,000	$1,108,537

Total Utilities		7,073,287

TOTAL CORPORATE BONDS (Identified Cost $267,038,136)		255,494,186

MUTUAL FUNDS - 0.0%##
iShares MSCI India ETF (Identified Cost $243,705)	8,840	230,194

U.S. TREASURY SECURITIES - 9.9%
U.S. Treasury Bonds - 0.9%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $11,991,611)	13,129,250	11,887,787

U.S. Treasury Notes - 9.0%
U.S. Treasury Floating Rate Note[3], 0.518%, 10/31/2017	50,000,000	49,982,850
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	12,186,601	12,195,168
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	12,268,865	12,299,059
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	12,579,655	12,296,940
U.S. Treasury Note, 1.625%, 12/31/2019	10,000,000	10,165,230
U.S. Treasury Note, 1.375%, 4/30/2020	20,000,000	20,103,900

Total U.S. Treasury Notes (Identified Cost $116,465,660)		117,043,147

TOTAL U.S. TREASURY SECURITIES (Identified Cost $128,457,271)		128,930,934

ASSET-BACKED SECURITIES - 1.0%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	1,299,516	1,297,079
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[4], 1.05%, 3/20/2020	1,003,538	1,000,591
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	2,725,000	2,716,941

	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	643,545	$656,284
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	930,554	928,954
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	116,667	116,915
Home Partners of America Trust, Series 2016-1, Class A3,4, 2.074%, 3/17/2033	885,000	869,912
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.726%, 8/17/2032	1,590,300	1,567,832
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,200,000	1,194,654
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	980,579	980,193
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.646%, 11/15/2027	1,500,000	1,476,995

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,858,446)		12,806,350

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	176,887	183,540
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.832%, 5/10/2045	1,052,394	1,053,105
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	587,910	591,921
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[3], 5.749%, 9/11/2038	292,581	293,844
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	525,218	528,858
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	1,180,000	1,200,638
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	3,300,000	3,191,832

11

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	4,095	$4,101
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 5.877%, 7/10/2038	230,933	231,705
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	3,300,000	3,299,240
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	3,500,000	3,511,607
Commercial Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	1,650,000	1,733,414
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	1,165,581	1,137,535
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	957,480	915,200
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	50,888	50,979
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	1,410,000	1,414,270
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	758,235	759,611
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.441%, 8/25/2020	9,485,672	469,159
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.216%, 4/25/2021	9,840,516	532,605
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.551%, 10/25/2021	4,232,272	302,687
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.415%, 12/25/2021	24,546,154	1,629,936
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.491%, 6/25/2022	11,621,986	881,354
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.221%, 4/25/2023	46,654,828	616,282

	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.12%, 5/25/2023	30,111,394	$235,013
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.566%, 10/25/2018	5,894,943	218,141
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,335,732
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	550,000	566,226
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.766%, 4/25/2044	675,000	706,516
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	83,578,947	471,352
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.369%, 5/25/2045	1,050,000	1,070,541
FREMF Mortgage Trust, Series 2014-K41, Class B3,4, 3.831%, 11/25/2047	1,800,000	1,678,832
FREMF Mortgage Trust, Series 2014-K715, Class B3,4, 3.981%, 2/25/2046	1,750,000	1,794,088
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 4.085%, 8/25/2047	1,900,000	1,953,799
FREMF Mortgage Trust, Series 2015-K720, Class B3,4, 3.389%, 7/25/2022	820,000	731,691
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2019	2,100,000	2,101,488
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	103,664	107,412
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	3,000,000	3,278,919
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.93%, 4/17/2045	896,283	898,353
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,657,664	3,727,084

12

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	729,772	$728,737
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	877,497	896,796
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	1,320,488	1,349,683
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A4, 3.179%, 2/15/2048	2,500,000	2,492,149
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	2,000,000	2,029,078
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	1,278,969	1,279,255
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4[3], 5.866%, 8/12/2041	1,965,335	1,976,991
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	44,323	44,301
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	1,220,000	1,217,919
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	1,258,705	1,295,878
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3], 3.75%, 8/25/2055	1,638,796	1,688,083
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	115,000	125,170
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	971,929	991,106
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	3,965,000	4,052,971
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.376%, 11/15/2026	2,600,000	2,582,619
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	916,510	866,763
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	712,379	709,331
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	972,930	966,729

	PRINCIPAL
	AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		350,000	$372,586
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045		563,809	566,201
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		600,000	648,173
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047		2,700,000	2,745,893
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		3,100,000	3,091,612
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058		1,500,000	1,549,298
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		1,628	1,626
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,474,281
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045		1,312,811	1,348,158
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045		1,551,428	1,587,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $85,228,474)			84,087,957

FOREIGN GOVERNMENT BONDS - 1.7%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,170,441
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	BRL	2,000,000	371,487
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		700,000	798,001
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025		200,000	167,700
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	240,217
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	232,709
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	385,000	300,574
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	116,138

13

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	$367,156
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,563,754
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	394,307
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	224,014
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	67,327
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	878,377
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	84,326
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,070,757
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	219,961
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	830,850
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	385,389
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	395,132
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	797,222
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	338,171
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	532,494
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	575,146
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	231,339
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	374,582
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	76,403
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,600,000	192,923
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	614,502
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	383,370
Spain Government Bond (Spain)[4], 4.00%, 4/30/2020	EUR	510,000	635,739
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	755,000	1,057,283
Spain Government Bond (Spain)[4], 1.60%, 4/30/2025	EUR	400,000	439,302
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	539,908

	PRINCIPAL
	AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	$743,384

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $24,725,008)			22,410,385

U.S. GOVERNMENT AGENCIES - 5.8%

Mortgage-Backed Securities - 5.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		530,717	571,970
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		37,372	39,909
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		52,335	57,064
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		363,491	392,114
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		65,197	71,250
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		636,467	684,971
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		54,112	59,663
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		40,917	45,250
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,559,323	1,706,508
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,364,343	1,473,655
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		715,666	783,220
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,428,826	1,527,093
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,796,272	1,938,001
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		3,666,412	3,886,817
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		88,097	99,964
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		225,899	252,717
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		257,409	291,861
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		889,905	1,009,201
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		831,287	927,083
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		554,333	628,775
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		1,063,231	1,191,135

14

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	500,250	$566,799
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	28,666	32,497
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	352,730	398,991
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,694,737	1,920,491
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	47,745	54,156
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,917,231	2,149,572
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,064,544	1,192,436
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	169,259	189,823
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,261,945	1,375,278
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,487,813	1,667,941
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	857,049	969,996
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	946,730	1,073,355
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,168,637	1,325,411
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	740,474	839,895
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	1,733,768	1,965,751
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	772,090	841,766
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	340,359	371,036
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	264,912	288,824
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	792,054	863,536
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	186,453	203,210
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	872,631	915,905
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	3,227,573	3,528,158
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,519,563	2,745,310
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	184,249	195,019
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	64,953	71,292

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	46,068	$50,293
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	35,294	38,625
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	63,534	69,588
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	25,693	27,947
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	904,642	989,333
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,157,540	1,265,911
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	837,088	920,027
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	825,952	907,814
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	1,045,959	1,143,894
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	860,603	930,202
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	3,137,172	3,385,148
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	98,601	111,450
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	206,757	230,939
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	263,077	297,767
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	624,967	697,653
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	391,992	437,804
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	471,157	525,229
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,311,342	1,469,839
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	927,719	1,036,590
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,398,781	1,561,797
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	365,460	408,271
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	691,992	772,737
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	477,253	533,296
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,037,350	1,126,678
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	189,898	206,523

15

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	219,931	$245,692
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	137,308	153,381
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	403,592	456,290
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	255,804	290,226
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,250,265	2,514,060
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,209,060	1,264,906
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	659,604	718,474
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	958,483	1,002,733
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	1,930,599	2,062,799
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	3,860,853	4,125,228

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $73,666,847)		75,363,813

	PRINCIPAL
	AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT SECURITIES - 2.5%

U.S. Treasury Bills - 2.5%
U.S. Treasury Bill[12], 0.284%, 6/23/2016
(Identified Cost $32,163,713)	32,200,000	$32,152,537

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[13], 0.29%,
(Identified Cost $16,670,340)	16,670,340	16,670,340

TOTAL INVESTMENTS - 100.2%
(Identified Cost $1,322,561,705)		1,301,777,889
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(2,247,705)

NET ASSETS - 100%		$1,299,530,184

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - U.S. Dollar

##Less than 0.1%.

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Amount is stated in USD unless otherwise noted.

3 The coupon rate is floating and is the effective rate as of January 31, 2016.

4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $138,395,493 or 10.6%, of the Series’ net assets as of January 31, 2016.

5 Security is perpetual in nature and has no stated maturity date.

6 The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year plus a spread, in June 2017.

16

Investment Portfolio - January 31, 2016

(unaudited)

7 The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

8 The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9 The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10 Represents a Payment-In-Kind bond.

11 Issuer filed for bankruptcy and/or is in default of interest payments.

12 Represents the annualized yield at time of purchase.

13 Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,323,666,887
Unrealized appreciation	80,041,011
Unrealized depreciation	(101,930,009)

Net unrealized depreciation	$(21,888,998)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$177,388,667	$171,144,931	$6,243,736	$—
Consumer Staples	69,740,449	32,559,804	37,180,645	—
Energy	31,700,654	29,420,683	2,279,971	—
Financials	47,504,153	45,109,038	2,395,115	—
Health Care	66,910,490	63,883,082	3,027,408	—
Industrials	21,278,387	10,781,298	10,497,089	—
Information Technology	203,962,239	195,611,123	8,351,116	—
Materials	50,727,271	48,901,083	1,826,188	—
Telecommunication Services	2,497,223	2,176,375	320,848	—
Debt securities:
Loan assignments	1,921,660	—	1,921,660	—
U.S. Treasury and other U.S. Government agencies	236,447,284	—	236,447,284	—
Corporate debt:
Consumer Discretionary	31,616,975	—	31,616,975	—
Consumer Staples	15,271,624	—	15,271,624	—

17

Investment Portfolio - January 31, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$32,754,774	$—	$32,754,774	$—
Financials	101,003,955	—	101,003,955	—
Health Care	8,143,631	—	8,143,631	—
Industrials	26,865,263	—	26,865,263	—
Information Technology	9,190,812	—	9,190,812	—
Materials	11,686,879	—	11,686,879	—
Telecommunication Services	11,886,986	—	11,886,986	—
Utilities	7,073,287	—	7,073,287	—
Asset-backed securities	12,806,350	—	12,806,350	—
Commercial mortgage-backed securities	84,087,957	—	84,087,957	—
Foreign government bonds	22,410,385	—	22,410,385	—
Mutual fund	16,900,534	16,900,534	—	—

Total assets	$1,301,777,889	$616,487,951	$685,289,938	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

18

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 91.2%
Consumer Discretionary - 20.9%
Auto Components - 0.0%##
F.C.C. Co. Ltd. (Japan)[1]	13,700	$303,997

Diversified Consumer Services - 1.0%
Fu Shou Yuan International Group Ltd. (China)[1]	1,172,000	843,323
Houghton Mifflin Harcourt Co.*	376,173	6,710,926
Kroton Educacional S.A. (Brazil)	247,032	524,969

		8,079,218

Hotels, Restaurants & Leisure - 1.6%
Accor S.A. (France)[1]	13,450	510,805
Dunkin’ Brands Group, Inc.	22,300	877,728
Yum! Brands, Inc.	167,080	12,091,580

		13,480,113

Internet & Catalog Retail - 3.2%
ASOS plc (United Kingdom)*[1]	10,510	467,654
The Priceline Group, Inc.*	15,150	16,134,295
Rakuten, Inc. (Japan)[1]	57,010	589,192
TripAdvisor, Inc.*	132,120	8,820,331

		26,011,472

Media - 11.7%
AMC Networks, Inc. - Class A*	170,930	12,441,995
Discovery Communications, Inc. - Class A*	673,630	18,585,452
Global Mediacom Tbk PT (Indonesia)[1]	2,506,940	146,666
ITV plc (United Kingdom)[1]	97,910	374,300
Liberty Global plc - Class A - ADR (United Kingdom)*	214,537	7,382,218
Modern Times Group AB - Class B (Sweden)[1]	4,640	123,066
Sinclair Broadcast Group, Inc. - Class A	237,210	7,827,930
TEGNA, Inc.	204,090	4,900,201
Time Warner, Inc.	233,970	16,480,847
Tribune Media Co. - Class A	416,900	13,736,855
Twenty-First Century Fox, Inc. - Class A	544,935	14,696,897

		96,696,427

Multiline Retail - 1.1%
Dollar General Corp.	121,380	9,110,783

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	12,210	1,856,531
Dick’s Sporting Goods, Inc.	16,760	654,981
Kingfisher plc (United Kingdom)[1]	58,860	275,443

		2,786,955

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc.	6,790	660,124

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Gildan Activewear, Inc. (Canada)	31,510	$794,052
Kering (France)[1]	3,795	639,540
lululemon athletica, Inc.*	228,806	14,201,988

		16,295,704

Total Consumer Discretionary		172,764,669

Consumer Staples - 10.5%
Beverages - 6.1%
AMBEV S.A. - ADR (Brazil)	2,932,764	13,696,008
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	91,648	11,526,190
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	373,291
The Coca-Cola Co.	227,960	9,784,043
Diageo plc (United Kingdom)[1]	512,130	13,787,400
Remy Cointreau S.A. (France)[1]	1,060	76,132
SABMiller plc (United Kingdom)[1]	3,960	237,137
Treasury Wine Estates Ltd. (Australia)[1]	151,230	984,280

		50,464,481

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	5,509	156,790
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	114,410	709,277
Sprouts Farmers Market, Inc.*	48,310	1,101,468
Tesco plc (United Kingdom)*[1]	286,140	711,955

		2,679,490

Food Products - 1.6%
Adecoagro S.A. (Luxembourg)*	14,070	167,714
Danone S.A. (France)[1]	13,363	920,377
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	205,290	573,276
Nestle S.A. (Switzerland)[1]	121,337	8,939,191
Sao Martinho S.A. (Brazil)	54,230	648,081
Suedzucker AG (Germany)[1]	41,622	629,588
Tiger Brands Ltd. (South Africa)[1]	11,210	205,973
The WhiteWave Foods Co.*	15,230	574,932

		12,659,132

Personal Products - 2.3%
Beiersdorf AG (Germany)[1]	89,570	8,266,727
Unilever plc - ADR (United Kingdom)	243,820	10,793,911

		19,060,638

Tobacco - 0.2%
Gudang Garam Tbk PT (Indonesia)[1]	159,240	679,013
Japan Tobacco, Inc. (Japan)[1]	13,400	524,794

1

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	19,150	$681,219

		1,885,026

Total Consumer Staples		86,748,767

Energy - 2.8%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	143,698	10,385,054
Spectrum ASA (Norway)[1]	42,030	129,746
TGS Nopec Geophysical Co. ASA (Norway)[1]	23,780	344,627

		10,859,427

Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	32,685	396,796
Cosan S.A. Industria e Comercio (Brazil)	28,860	181,394
Galp Energia SGPS S.A. (Portugal)[1]	61,000	723,739
Range Resources Corp.	367,960	10,876,898
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	375,060

		12,553,887

Total Energy		23,413,314

Financials - 6.2%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	33,350	221,778

Capital Markets - 1.0%
BlackRock, Inc.	23,950	7,526,527
Financial Engines, Inc.	17,930	483,572

		8,010,099

Consumer Finance - 2.1%
SLM Corp.*	1,707,640	10,928,896
Synchrony Financial*	215,490	6,124,226

		17,053,122

Diversified Financial Services - 0.2%
JSE Ltd. (South Africa)[1]	35,430	288,693
Morningstar, Inc.	12,470	1,002,713

		1,291,406

Real Estate Investment Trusts (REITS) - 2.3%
Agree Realty Corp.	5,170	190,876
Alexandria Real Estate Equities, Inc.	1,910	151,234
alstria office REIT AG (Germany)[1]	43,080	536,686
American Campus Communities, Inc.	3,010	127,022
American Capital Agency Corp.	2,560	43,699
American Homes 4 Rent - Class A	5,990	89,790
Annaly Capital Management, Inc.	5,170	49,115

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Apartment Investment & Management Co. - Class A	4,610	$180,482
AvalonBay Communities, Inc.	1,810	310,397
Boston Properties, Inc.	1,420	165,018
Brixmor Property Group, Inc.	6,810	181,282
Care Capital Properties, Inc.	1,382	41,377
CatchMark Timber Trust, Inc. - Class A	9,330	101,604
Chesapeake Lodging Trust	7,940	199,453
Columbia Property Trust, Inc.	4,110	91,530
Community Healthcare Trust, Inc.	9,460	175,199
CoreSite Realty Corp.	910	58,367
Crown Castle International Corp.	1,550	133,610
CubeSmart	6,800	212,772
DCT Industrial Trust, Inc.	2,520	90,191
DDR Corp.	8,100	138,591
Digital Realty Trust, Inc.	690	55,255
Douglas Emmett, Inc.	5,400	159,732
Education Realty Trust, Inc.	3,316	129,589
Equity LifeStyle Properties, Inc.	1,550	102,176
Equity One, Inc.	3,970	110,048
Equity Residential	2,090	161,118
Extra Space Storage, Inc.	850	77,087
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	72,506	68,557
Forest City Realty Trust, Inc. - Class A*	10,620	209,214
General Growth Properties, Inc.	6,460	181,138
Healthcare Realty Trust, Inc.	3,320	96,413
Healthcare Trust of America, Inc. - Class A	5,370	150,575
Host Hotels & Resorts, Inc.	7,070	97,920
Kite Realty Group Trust	3,787	100,356
Lamar Advertising Co. - Class A	1,700	95,387
LaSalle Hotel Properties	6,780	150,245
Liberty Property Trust	4,200	123,144
Mack-Cali Realty Corp.	2,990	62,162
Mid-America Apartment Communities, Inc.	2,700	253,314
NorthStar Realty Finance Corp.	5,640	66,947
Outfront Media, Inc.	6,780	147,465
Paramount Group, Inc.	12,970	212,708
Pebblebrook Hotel Trust	3,570	87,179
Physicians Realty Trust	12,110	206,718
Prologis, Inc.	7,860	310,234
Public Storage	860	218,062
Retail Opportunity Investments Corp.	5,540	102,435
Rexford Industrial Realty, Inc.	10,910	177,724
Scentre Group (Australia)[1]	34,570	107,988

2

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	2,550	$475,014
Sovran Self Storage, Inc.	1,840	207,331
Tanger Factory Outlet Centers, Inc.	2,890	92,451
Taubman Centers, Inc.	920	65,357
Terreno Realty Corp.	8,020	180,290
UDR, Inc.	4,620	164,426
Urban Edge Properties	5,560	135,108
Ventas, Inc.	1,700	94,044
Vornado Realty Trust	1,740	153,920
Welltower, Inc.	2,720	169,238
Westfield Corp. (Australia)[1]	14,350	102,152
Weyerhaeuser Co.	402,412	10,305,771

		19,434,287

Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A*	2,150	60,136
First Capital Realty, Inc. (Canada)	4,880	65,211
Realogy Holdings Corp.*	144,010	4,723,528

		4,848,875

Total Financials		50,859,567

Health Care - 17.0%
Biotechnology - 0.2%
Cepheid, Inc.*	26,670	785,431
Seattle Genetics, Inc.*	22,860	753,923

		1,539,354

Health Care Equipment & Supplies - 5.5%
Alere, Inc.*	194,780	7,245,816
The Cooper Companies, Inc.	64,960	8,519,504
Intuitive Surgical, Inc.*	26,470	14,316,300
LDR Holding Corp.*	26,300	483,131
Medtronic plc	186,460	14,156,043
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	877,800	566,010

		45,286,804

Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc.*	9,770	596,263
DaVita HealthCare Partners, Inc.*	225,550	15,138,916
Express Scripts Holding Co.*	181,100	13,015,657
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	100,358	8,912,822
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	685,591
KPJ Healthcare Berhad (Malaysia)[1]	258,230	269,106
Odontoprev S.A. (Brazil)	179,170	452,427

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Siloam International Hospitals Tbk PT (Indonesia)[1]	390,700	$256,902

		39,327,684

Health Care Technology - 1.7%
Cerner Corp.*	239,110	13,870,771

Life Sciences Tools & Services - 2.1%
QIAGEN N.V.*	397,030	9,016,551
QIAGEN N.V.*[1]	7,100	162,195
Thermo Fisher Scientific, Inc.	62,200	8,214,132

		17,392,878

Pharmaceuticals - 2.8%
AstraZeneca plc - ADR (United Kingdom)	20,520	661,154
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	241,340	162,732
GlaxoSmithKline plc (United Kingdom)[1]	10,705	220,529
Johnson & Johnson	132,610	13,849,788
Novartis AG - ADR (Switzerland)	106,330	8,290,550

		23,184,753

Total Health Care		140,602,244

Industrials - 5.8%
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)	1,550	121,442

Building Products - 0.8%
Masco Corp.	243,980	6,438,632

Commercial Services & Supplies - 0.2%
Aggreko plc (United Kingdom)[1]	39,632	483,779
MiX Telematics Ltd. - ADR (South Africa)	33,310	129,909
Stericycle, Inc.*	10,220	1,229,977

		1,843,665

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	22,520	604,291
Schneider Electric SE (France)[1]	5,877	313,570

		917,861

Industrial Conglomerates - 1.6%
Danaher Corp.	127,490	11,047,008
Siemens AG (Germany)[1]	19,150	1,835,514

		12,882,522

Machinery - 1.6%
ANDRITZ AG (Austria)[1]	8,610	400,349
FANUC Corp. (Japan)[1]	2,491	333,519
Flowserve Corp.	270,110	10,437,050

3

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
GEA Group AG (Germany)[1]	21,140	$886,884
SMC Corp. (Japan)[1]	2,700	611,504
Sulzer AG (Switzerland)[1]	1,760	160,515
The Weir Group plc (United Kingdom)[1]	5,550	68,717

		12,898,538

Marine - 0.0%##
D/S Norden A/S (Denmark)*[1]	1,090	14,532
Diana Shipping, Inc. (Greece)*	4,320	10,800
Pacific Basin Shipping Ltd. (Hong Kong)[1]	91,000	16,615

		41,947

Professional Services - 0.2%
Applus Services S.A. (Spain)[1]	41,180	336,140
Bureau Veritas S.A. (France)[1]	17,140	326,525
Intertek Group plc (United Kingdom)[1]	15,610	632,692

		1,295,357

Road & Rail - 1.3%
Genesee & Wyoming, Inc. - Class A*	21,460	1,063,987
Kansas City Southern	8,720	618,074
Union Pacific Corp.	128,050	9,219,600

		10,901,661

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	5,962	292,540

Total Industrials		47,634,165

Information Technology - 23.3%
Communications Equipment - 2.2%
Juniper Networks, Inc.	300,250	7,085,900
QUALCOMM, Inc	246,894	11,194,174

		18,280,074

Electronic Equipment, Instruments & Components - 1.9%
FLIR Systems, Inc.	403,080	11,786,059
Hitachi Ltd. (Japan)[1]	175,000	864,855
Keyence Corp. (Japan)[1]	1,246	587,970
PAX Global Technology Ltd. (Hong Kong)[1]	1,005,000	1,018,761
Trimble Navigation Ltd.*	64,080	1,236,103

		15,493,748

Internet Software & Services - 7.0%
Alibaba Group Holding Ltd. - ADR (China)*	12,240	820,447
Alphabet, Inc. - Class A*	20,060	15,272,681
Alphabet, Inc. - Class C*	19,860	14,754,987
Baidu, Inc. - ADR (China)*	5,260	858,800

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Benefitfocus, Inc.*	17,400	$507,384
eBay, Inc.*	223,200	5,236,272
Envestnet, Inc.*	33,850	793,782
Facebook, Inc. - Class A*	156,110	17,517,103
Match Group, Inc.*	44,370	556,843
MercadoLibre, Inc. (Argentina)	7,840	770,202
Q2 Holdings, Inc.*	16,270	352,408
Tencent Holdings Ltd. - Class H (China)[1]	40,700	764,619

		58,205,528

IT Services - 5.8%
Amdocs Ltd. - ADR	9,395	514,282
InterXion Holding N.V. -ADR (Netherlands)*	4,430	139,146
MasterCard, Inc. - Class A	206,010	18,341,070
PayPal Holdings, Inc.*	377,080	13,627,671
VeriFone Systems, Inc.*	262,540	6,140,811
Visa, Inc. - Class A	120,850	9,002,117

		47,765,097

Software - 4.2%
ANSYS, Inc.*	73,660	6,496,075
Aspen Technology, Inc.*	174,100	5,647,804
Autodesk, Inc.*	105,000	4,916,100
Electronic Arts, Inc.*	126,700	8,177,852
SAP SE (Germany)[1]	14,130	1,125,943
ServiceNow, Inc.*	127,150	7,910,001
TOTVS S.A. (Brazil)	47,879	387,839

		34,661,614

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	167,620	16,316,131
Samsung Electronics Co. Ltd. (South Korea)[1]	1,660	1,605,972

		17,922,103

Total Information Technology		192,328,164

Materials - 4.5%
Chemicals - 3.4%
Ashland, Inc.	78,670	7,454,769
Givaudan S.A. (Switzerland)[1]	220	411,991
Monsanto Co.	215,807	19,552,114
Potash Corp. of Saskatchewan, Inc. (Canada)	2,907	47,384
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	20,311	329,648
Symrise AG (Germany)[1]	5,740	372,233

		28,168,139

4

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.1%
Alcoa, Inc.	1,191,081	$8,682,980
Alumina Ltd. (Australia)[1]	94,794	70,955
Norsk Hydro ASA (Norway)[1]	41,943	139,436
ThyssenKrupp AG (Germany)[1]	11,100	171,508

		9,064,879

Total Materials		37,233,018

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	63,493	666,042
Telesites S.A.B. de C.V. (Mexico)*	51,290	31,106

		697,148

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,290	725,241
China Mobile Ltd. - Class H (China)[1]	21,000	230,668

		955,909

Total Telecommunication Services		1,653,057

TOTAL COMMON STOCKS (Identified Cost $784,779,975)		753,236,965

CORPORATE BONDS - 4.5%

Non-Convertible Corporate Bonds - 4.5%
Consumer Discretionary - 0.7%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	565,000	585,554
Techniplas LLC[3], 10.00%, 5/1/2020	220,000	151,800

		737,354

Automobiles - 0.0%##
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 4/15/2023	40,000	37,300

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022	750,000	798,470

Hotels, Restaurants & Leisure - 0.0%##
MGM Resorts International, 10.00%, 11/1/2016	180,000	189,000
MGM Resorts International, 7.75%, 3/15/2022	40,000	42,400

		231,400

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	395,000	346,613
Lennar Corp., 12.25%, 6/1/2017	165,000	184,388

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Meritage Homes Corp., 7.15%, 4/15/2020	180,000	$187,650
Meritage Homes Corp., 7.00%, 4/1/2022	200,000	205,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	325,000	315,250
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	397,375

		1,636,276

Media - 0.2%
Cablevision Systems Corp., 8.00%, 4/15/2020	40,000	37,800
Cequel Communications Holdings I LLC - Cequel Capital Corp.[3], 6.375%, 9/15/2020	40,000	38,650
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	200,000	200,500
DISH DBS Corp., 4.625%, 7/15/2017	190,000	193,800
Numericable-SFR SAS (France)[3], 6.25%, 5/15/2024	40,000	39,000
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	305,000	296,612
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	195,000	195,975
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	410,000	382,325

		1,384,662

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	400,000	359,402

Specialty Retail - 0.0%##
The TJX Companies, Inc., 2.75%, 6/15/2021	300,000	305,848

Total Consumer Discretionary		5,490,712

Consumer Staples - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	434,295

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	335,000	303,175

Food Products - 0.1%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	235,000	275,277
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020.	425,000	397,375

		672,652

5

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022	285,000	$270,750

Total Consumer Staples		1,680,872

Energy - 0.5%
Energy Equipment & Services - 0.0%##
FTS International, Inc., 6.25%, 5/1/2022	160,000	30,000

Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp., 5.125%, 12/1/2022	90,000	75,825
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	40,000	27,950
Concho Resources, Inc., 5.50%, 10/1/2022	40,000	36,000
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	295,000	177,737
Energy Transfer Equity LP, 5.875%, 1/15/2024	40,000	31,200
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	900,000	891,000
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	40,000	31,300
Laredo Petroleum, Inc., 5.625%, 1/15/2022	60,000	42,600
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	180,000	164,700
Petrobras Global Finance B.V. (Brazil)[4], 1.99%, 5/20/2016	1,300,000	1,285,375
Repsol Oil & Gas Canada, Inc. (Canada), 3.75%, 2/1/2021	1,000,000	814,835
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	505,000	462,075
Targa Resources Partners LP - Targa Resources Partners Finance Corp.[3], 6.75%, 3/15/2024	190,000	156,750
WPX Energy, Inc., 6.00%, 1/15/2022	275,000	159,500

		4,356,847

Total Energy		4,386,847

Financials - 1.6%
Banks - 0.3%
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	500,000	538,250
CIT Group, Inc., 4.25%, 8/15/2017	180,000	181,800
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	401,144
Lloyds Bank plc (United Kingdom)[3,5,6], 12.00%	220,000	307,793
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025	391,000	395,028

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Popular, Inc., 7.00%, 7/1/2019	415,000	$386,469

		2,210,484

Capital Markets - 0.4%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	430,000	465,762
The Goldman Sachs Group, Inc.[4], 2.012%, 11/29/2023	380,000	381,803
Morgan Stanley, 2.125%, 4/25/2018	390,000	390,245
Morgan Stanley, 5.75%, 1/25/2021	345,000	387,571
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	600,000	622,556
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	730,000	736,246

		2,984,183

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017	190,000	187,863
Ally Financial, Inc., 8.00%, 12/31/2018	40,000	43,650
Capital One Bank USA N.A., 2.15%, 11/21/2018	790,000	790,743
Navient Corp., 6.00%, 1/25/2017	180,000	182,250
Navient Corp., 6.125%, 3/25/2024	485,000	398,306

		1,602,812

Diversified Financial Services - 0.2%
AerCap Ireland Capital Ltd. - AerCap
Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	40,000	39,200
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	500,000	537,909
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	723,000	733,433
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	425,000	354,875
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	200,000	157,500
Springleaf Finance Corp., 7.75%, 10/1/2021	40,000	37,600

		1,860,517

Insurance - 0.3%
Aegon N.V. (Netherlands)[4,5], 2.074%	500,000	373,039
American International Group, Inc., 4.875%, 6/1/2022	700,000	746,615
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,000,341
AXA S.A. (France)[4,5], 1.825%	350,000	268,504

		2,388,499

6

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 0.1%
American Tower Corp., 2.80%, 6/1/2020	500,000	$495,311
DuPont Fabros Technology LP, 5.875%, 9/15/2021	190,000	195,700
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	210,000	213,150
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	375,000	375,000

		1,279,161

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	205,000	188,088
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	205,000	210,638

		398,726

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	423,938
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	315,000	280,350
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	195,000	89,700

		793,988

Total Financials		13,518,370

Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	320,000	290,400

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	80,000	88,800
Kindred Healthcare, Inc., 8.75%, 1/15/2023	40,000	35,800
Tenet Healthcare Corp.[3,4], 4.012%, 6/15/2020	200,000	196,500
Tenet Healthcare Corp., 8.125%, 4/1/2022	185,000	185,462

		506,562

Pharmaceuticals - 0.1%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	295,000	256,650
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	315,000	295,312

		551,962

Total Health Care		1,348,924

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 0.7%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	441,000	$385,875
TransDigm, Inc., 7.50%, 7/15/2021	40,000	40,800

		426,675

Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	285,000	283,575

Commercial Services & Supplies - 0.0%##
The ADT Corp., 3.50%, 7/15/2022	40,000	36,100
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	220,000	168,300
Modular Space Corp.[3], 10.25%, 1/31/2019	240,000	77,373
United Rentals North America, Inc., 6.125%, 6/15/2023	40,000	38,500

		320,273

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[3,7], 7.75%, 2/1/2020	240,000	40,200
AECOM, 5.875%, 10/15/2024	40,000	39,850

		80,050

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	175,000	187,338
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3], 8.875%, 8/1/2020	425,000	386,750
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	275,000	272,250

		846,338

Road & Rail - 0.0%##
The Hertz Corp., 6.25%, 10/15/2022	40,000	38,900

Trading Companies & Distributors - 0.5%
Air Lease Corp., 3.375%, 1/15/2019	280,000	277,725
Aircastle Ltd., 5.50%, 2/15/2022	40,000	39,800
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	1,465,000	1,479,202
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	210,263
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	309,600
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	566,556
International Lease Finance Corp.[4], 2.462%, 6/15/2016	355,000	352,338

7

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.75%, 3/15/2017	865,000	$909,202

		4,144,686

Total Industrials		6,140,497

Information Technology - 0.0%##
Semiconductors & Semiconductor Equipment - 0.0%##
Micron Technology, Inc., 5.50%, 2/1/2025	40,000	31,600

Technology Hardware, Storage & Peripherals - 0.0##%
NCR Corp., 5.875%, 12/15/2021	40,000	39,300

Total Information Technology		70,900

Materials - 0.2%
Chemicals - 0.0%##
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	300,000	264,000

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[34], 3.512%, 12/15/2019	495,000	473,344

Metals & Mining - 0.1%
Alcoa, Inc., 5.87%, 2/23/2022	195,000	172,453
Steel Dynamics, Inc., 5.125%, 10/1/2021	195,000	181,837
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	275,000	156,062

		510,352

Total Materials		1,247,696

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc., 5.80%, 3/15/2022	320,000	296,000
Embarq Corp., 7.082%, 6/1/2016	190,000	193,325
Frontier Communications Corp., 7.625%, 4/15/2024	465,000	388,275

		877,600

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	190,000	189,050
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	235,000	230,888
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	210,000	191,100
Sprint Communications, Inc., 6.00%, 11/15/2022	40,000	26,900

	PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023	260,000	$267,800

		905,738

Total Telecommunication Services		1,783,338

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	415,000	365,200
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	290,000	260,275
NRG Energy, Inc., 6.25%, 7/15/2022	195,000	160,875
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	410,000	313,650
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	315,000	245,700
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	320,000	247,200

Total Utilities		1,592,900

TOTAL CORPORATE BONDS (Identified Cost $39,807,868)		37,261,056

MUTUAL FUND - 0.0%##
iShares MSCI India ETF (Identified Cost $183,330)	6,650	173,166

U.S. TREASURY SECURITIES - 4.1%
U.S. Treasury Bonds - 0.5%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $4,014,791)	4,395,673	3,980,031

U.S. Treasury Notes - 3.6%
U.S. Treasury Floating Rate Note[4], 0.518%, 10/31/2017 (Identified Cost $29,961,893)	30,000,000	29,989,710

TOTAL U.S. TREASURY SECURITIES (Identified Cost $33,976,684)		33,969,741

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.777%, 6/10/2046	385,614	385,857
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	534,188	539,585

8

Investment Portfolio - January 31, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,050,202	$1,062,857

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,146,247)		1,988,299

FOREIGN GOVERNMENT BOND - 0.1%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020 (Identified Cost $799,014)	800,000	817,277

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.29%,
(Identified Cost $8,984,041)	8,984,041	$8,984,041

TOTAL INVESTMENTS - 101.3%
(Identified Cost $870,677,159)		836,430,545
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(10,576,152)

NET ASSETS - 100%		$825,854,393

ADR - American Depositary Receipt

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $13,816,187, or 1.7%, of the Series’ net assets as of January 31, 2016.

4The coupon rate is floating and is the effective rate as of January 31, 2016.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of January 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$872,662,270
Unrealized appreciation	59,997,042
Unrealized depreciation	(96,228,767)

Net unrealized depreciation	(36,231,725)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Investment Portfolio - January 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$172,764,669	$168,490,683	$4,273,986	$—
Consumer Staples	86,748,767	37,712,724	49,036,043	—
Energy	23,413,314	21,840,142	1,573,172	—
Financials	50,859,567	49,824,048	1,035,519	—
Health Care	140,602,244	130,214,680	10,387,564	—
Industrials	47,634,165	40,316,479	7,317,686	—
Information Technology	192,328,164	186,360,044	5,968,120	—
Materials	37,233,018	36,066,895	1,166,123	—
Telecommunication Services	1,653,057	1,422,389	230,668	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	33,969,741	—	33,969,741	—
Corporate debt:
Consumer Discretionary	5,490,712	—	5,490,712	—
Consumer Staples	1,680,872	—	1,680,872	—
Energy	4,386,847	—	4,386,847	—
Financials	13,518,370	—	13,518,370	—
Health Care	1,348,924	—	1,348,924	—
Industrials	6,140,497	—	6,140,497	—
Information Technology	70,900	—	70,900	—
Materials	1,247,696	—	1,247,696	—
Telecommunication Services	1,783,338	—	1,783,338	—
Utilities	1,592,900	—	1,592,900	—
Commercial mortgage-backed securities	1,988,299	—	1,988,299	—
Foreign government bond	817,277	—	817,277	—
Mutual fund	9,157,207	9,157,207	—	—

Total assets	$836,430,545	$681,405,291	$155,025,254	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - January 31, 2016

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.1%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	8,742,974	$85,243,999

TOTAL AFFILIATED INVESTMENT COMPANY - 100.1% (Identified Cost $94,118,095)		85,243,999
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(48,182)

NET ASSETS - 100%		$85,195,817

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$94,405,690
Unrealized appreciation	—
Unrealized depreciation	(9,161,691)

Net unrealized depreciation	$(9,161,691)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$85,243,999	$85,243,999	$—	$—

Total assets	$85,243,999	$85,243,999	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	156,815	$1,528,946
Manning & Napier Pro-Blend® Moderate Term Series - Class I	565,692	5,396,697

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.2% (Identified Cost $7,278,884)		6,925,643
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(15,243)

NET ASSETS - 100%		$6,910,400

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$7,543,058
Unrealized appreciation	7,915
Unrealized depreciation	(625,330)

Net unrealized depreciation	$(617,415)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,925,643	$6,925,643	$—	$—

Total assets	$6,925,643	$6,925,643	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	3,369,921	$29,621,603
Manning & Napier Pro-Blend® Moderate Term Series - Class I	12,633,622	120,524,758

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $168,595,406)		150,146,361
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(52,756)

NET ASSETS - 100%		$150,093,605

*Less than (0.1%).

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$171,069,790
Unrealized appreciation	—
Unrealized depreciation	(20,923,429)

Net unrealized depreciation	$(20,923,429)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$150,146,361	$150,146,361	$—	$—

Total assets	$150,146,361	$150,146,361	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,185,971	$19,214,682
Manning & Napier Pro-Blend® Moderate Term Series - Class I	718,437	6,853,885

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $28,605,986)		26,068,567
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(25,467)

NET ASSETS - 100%		$26,043,100

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$29,640,594
Unrealized appreciation	43,473
Unrealized depreciation	(3,615,500)

Net unrealized depreciation	$(3,572,027)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$26,068,567	$26,068,567	$—	$—

Total assets	$26,068,567	$26,068,567	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	14,207,034	$124,879,833
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,271,183	30,160,311

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $182,487,893)		155,040,144
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(59,054)

NET ASSETS - 100%		$154,981,090

*Less than (0.1%).

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$184,867,058
Unrealized appreciation	—
Unrealized depreciation	(29,826,914)

Net unrealized depreciation	$(29,826,914)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$155,040,144	$155,040,144	$—	$—

Total assets	$155,040,144	$155,040,144	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,304,907	$11,470,130
Manning & Napier Pro-Blend® Maximum Term Series - Class I	989,949	9,127,325

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $24,282,070)		20,597,455
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(25,761)

NET ASSETS - 100%		$20,571,694

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$25,373,198
Unrealized appreciation	—
Unrealized depreciation	(4,775,743)

Net unrealized depreciation	$(4,775,743)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$20,597,455	$20,597,455	$—	$—

Total assets	$20,597,455	$20,597,455	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	3,238,370	$28,465,269
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,002,957	64,567,261

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $109,704,117)		93,032,530
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(44,172)

NET ASSETS - 100%		$92,988,358

*Less than (0.1%).

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$112,807,934
Unrealized appreciation	—
Unrealized depreciation	(19,775,404)

Net unrealized depreciation	$(19,775,404)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$93,032,530	$93,032,530	$—	$—

Total assets	$93,032,530	$93,032,530	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Extended Term Series - Class I	56,227	$494,240
Manning & Napier Pro-Blend® Maximum Term Series - Class I	962,065	8,870,239

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.2% (Identified Cost $10,985,180)		9,364,479
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(21,707)

NET ASSETS - 100%		$9,342,772

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$11,709,085
Unrealized appreciation	3,577
Unrealized depreciation	(2,348,183)

Net unrealized depreciation	$(2,344,606)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$9,364,479	$9,364,479	$—	$—

Total assets	$9,364,479	$9,364,479	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.1%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,348,090	$30,869,391

TOTAL AFFILIATED INVESTMENT COMPANY - 100.1% (Identified Cost $36,005,144)		30,869,391
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(29,127)

NET ASSETS - 100%		$30,840,264

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$37,378,544
Unrealized appreciation	—
Unrealized depreciation	(6,509,153)

Net unrealized depreciation	$(6,509,153)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$30,869,391	$30,869,391	$—	$—

Total assets	$30,869,391	$30,869,391	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.6%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	355,315	$3,276,002

TOTAL AFFILIATED INVESTMENT COMPANY - 100.6% (Identified Cost $3,790,636)		3,276,002
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(19,171)

NET ASSETS - 100%		$3,256,831

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$4,104,531
Unrealized appreciation	—
Unrealized depreciation	(828,529)

Net unrealized depreciation	$(828,529)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,276,002	$3,276,002	$—	$—

Total assets	$3,276,002	$3,276,002	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 102.1%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	104,900	$967,182

TOTAL AFFILIATED INVESTMENT COMPANY - 102.1% (Identified Cost $950,911)		967,182
LIABILITIES, LESS OTHER ASSETS - (2.1%)		(20,150)

NET ASSETS - 100%		$947,032

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$951,117
Unrealized appreciation	16,065
Unrealized depreciation	—

Net unrealized appreciation	$16,065

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$967,182	$967,182	$—	$—

Total assets	$967,182	$967,182	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months January 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 100.2%

Consumer Discretionary - 21.0%
Internet & Catalog Retail - 2.8%
The Priceline Group, Inc.*	30	$31,949

Media - 5.3%
Discovery Communications, Inc. - Class A*	1,380	38,074
WPP plc (United Kingdom)[1]	1,060	23,053

		61,127

Multiline Retail - 3.7%
Dollar General Corp.	580	43,535

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	6,270	29,341

Textiles, Apparel & Luxury Goods - 6.7%
Kering (France)[1]	230	38,760
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	240	38,603

		77,363

Total Consumer Discretionary		243,315

Consumer Staples - 26.4%
Beverages - 9.9%
The Coca-Cola Co.	720	30,902
Diageo plc (United Kingdom)[1]	1,330	35,806
PepsiCo, Inc.	300	29,790
Pernod Ricard S.A. (France)[1]	160	18,725

		115,223

Food & Staples Retailing - 3.4%
CVS Health Corp.	410	39,602

Food Products - 6.6%
The Hershey Co.	410	36,125
Mead Johnson Nutrition Co.	390	28,271
Nestle S.A. (Switzerland)[1]	160	11,788

		76,184

Personal Products - 6.5%
Beiersdorf AG (Germany)[1]	270	24,919
L’Oreal S.A. (France)[1]	220	37,602
Unilever N.V. (United Kingdom)[1]	280	12,403

		74,924

Total Consumer Staples		305,933

Health Care - 21.6%
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	490	17,934

1

Investment Portfolio - January 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic plc	400	$30,368

		48,302

Health Care Providers & Services - 6.0%
Express Scripts Holding Co.*	570	40,966
McKesson Corp.	180	28,976

		69,942

Pharmaceuticals - 11.4%
Johnson & Johnson	300	31,332
Merck & Co., Inc.	690	34,962
Novartis AG (Switzerland)[1]	420	32,539
Roche Holding AG (Switzerland)[1]	130	33,673

		132,506

Total Health Care		250,750

Industrials - 9.7%
Machinery - 2.9%
Flowserve Corp.	870	33,617

Professional Services - 6.8%
Experian plc (Ireland)[1]	2,040	34,800
Nielsen Holdings plc	910	43,827

		78,627

Total Industrials		112,244

Information Technology - 18.5%
Communications Equipment - 6.8%
Cisco Systems, Inc.	1,210	28,786
QUALCOMM, Inc.	1,100	49,874

		78,660

IT Services - 4.4%
MasterCard, Inc. - Class A	280	24,928
Visa, Inc. - Class A	350	26,072

		51,000

Software - 7.3%
Microsoft Corp.	650	35,809
Oracle Corp.	1,340	48,655

		84,464

Total Information Technology		214,124

2

Investment Portfolio - January 31, 2016

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
Telenor ASA (Norway)[1]	2,160	$35,235

TOTAL COMMON STOCKS
(Identified Cost $1,241,492)		1,161,601

SHORT-TERM INVESTMENT - 5.0%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29%
(Identified Cost $57,385)	57,385	57,385

TOTAL INVESTMENTS - 105.2%
(Identified Cost $1,298,877)		1,218,986
LIABILITIES, LESS OTHER ASSETS - (5.2%)		(60,311)

NET ASSETS - 100%		$1,158,675

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of January 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,303,758
Unrealized appreciation	21,181
Unrealized depreciation	(105,953)

Net unrealized depreciation	$(84,772)

3

Investment Portfolio - January 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$243,315	$113,558	$129,757	$—
Consumer Staples	305,933	164,690	141,243	—
Health Care	250,750	184,538	66,212	—
Industrials	112,244	77,444	34,800	—
Information Technology	214,124	214,124	—	—
Telecommunication Services	35,235	—	35,235	—
Mutual fund	57,385	57,385	—	—

Total assets	$1,218,986	$811,739	$407,247	$—

There were no Level 3 securities held by the Series as of October 31, 2015 or January 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2016.

4

ITEM 2:   CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:   EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik

James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik

James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 23, 2016

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: March 23, 2016